As filed with the Securities and Exchange
Commission on August 16, 2006                       1933 Act File No. 333-126293
                                                     1940 Act File No. 811-21779


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                          POST-EFFECTIVE AMENDMENT NO.9                    [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                AMENDMENT NO.11                            [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                              JOHN HANCOCK FUNDS II

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

                                 JOHN J. DANELLO
                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                               MARK P. GOSHKO, ESQ
                             KIRKPATRICK & LOCKHART
                              NICHOLSON GRAHAM LLP
                               ONE LINCOLN STREET
                                BOSTON, MA 02111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[X]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              JOHN HANCOCK FUNDS II

                                CLASS NAV SHARES

                               Mid Cap Equity Fund






Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this prospectus. If any such information or representation is given, it should not be relied upon as having been authorized by John Hancock Funds II ("JHF II"), the adviser or any subadvisers to JHF II or the principal underwriter of the shares. This prospectus is not an offer to sell shares of JHF II in any state where such offer or sale would be prohibited.

                        Prospectus dated October 30, 2006

                                TABLE OF CONTENTS


OVERVIEW.......................................................................1
MID CAP EQUITY FUND............................................................5
ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENT POLICIES
Risks of Investing in Certain Types of Securities..............................7
Additional Information about the Fund's Investment Policies....................7
Hedging and Other Strategic Transactions.......................................7
YOUR ACCOUNT.................................................................13
   Class NAV Shares..........................................................13
   Transaction Policies......................................................13
   Dividends and Account Policies............................................16
FUND DETAILS.................................................................16
   Business Structure........................................................16
   Subadviser Information and Management Biographies.........................17
FINANCIAL HIGHLIGHTS.........................................................18
FOR MORE INFORMATION.........................................................19

                                    OVERVIEW

                              JOHN HANCOCK FUNDS II

John Hancock Funds II ("JHF II") is a series trust which is comprised of separate investment funds. The funds of JHF II offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, the funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class NAV shares of the Mid Cap Equity Fund (the "Fund") of JHF II. Additional classes of the Fund and other funds of JHF II are offered in separate prospectuses. Class NAV shares are sold to the Lifestyle Portfolios and Lifecycle Portfolios, which are other funds of JHF II, and to certain institutional investors.

Investment Management
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and the Fund. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser, which manages the assets of the Fund. The subadviser formulates a continuous investment program for the Fund, consistent with the Fund's investment goals and policies. The Adviser and subadviser each is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, or is exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Fund Information Key:

-Investment Objectives and Strategies
The Fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that the Fund will achieve its investment objective. The differences in objectives and policies among the Fund and the other series of funds in JHF II can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. See "Additional Information About the Fund's Risks and Investment Policies".

Temporary Defensive Investing. Except as otherwise stated below in the description of the Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, the Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of the Fund investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of the Fund, it is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions".

More complete descriptions of the money market instruments and certain other instruments in which the Fund may invest and of the options, futures, currency and other derivative transactions that the Fund may engage in are set forth in the Statement of Additional Information (the "SAI"). A more complete description of the debt security ratings used by JHF II assigned by Moody's or Standard & Poor's is included in Appendix A in the SAI.

-Principal Risk of Investing in this Fund
Certain risks of investing in the Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in the Fund. The risks of investing in the following types of securities and the risks associated with the Fund, are more fully described below under "Additional Information About the Fund's Risks and Investment Policies".

-Active Management Risk                                -Issuer Risk
-Credit and Counterparty Risk                          -Liquidity Risk
-Derivative Risk                                       -Small and Medium Size Companies Risk (Medium Size Company
                                                        Risk)
-Equity Securities Risk
-Fixed Income Securities Risk
-Foreign Securities Risk
-High Portfolio Turnover Risk

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

-Past Performance The Fund commenced operations on October 30, 2006. Performance information is not presented.

-Your Expenses The overall costs borne by an investor in the Fund, including annual expenses.

-Portfolio Managers See "Subadviser Information and Management Biographies" for information relating to the Fund's portfolio managers.

                               MID CAP EQUITY FUND

Mid Cap Equity Fund

Subadviser: JPMorgan Investment Management Inc. ("JPMorgan" or the "Subadviser")

Investment Objective:   To seek long-term growth of capital.

Investment Strategies:  To pursue this goal, the Fund invests, under normal market conditions, primarily in equity securities of mid-cap companies.

Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment. JPMorgan looks for companies of this size that it believes have strong growth potential, attractive valuation, growing market share and a sustainable competitive advantage. In choosing mid-cap securities, JPMorgan invests in both value- and growth-oriented companies.

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of mid-cap companies, which may included common and preferred stocks, rights, warrants and convertible securities.

Up to 25% of the Fund's net assets may be invested in foreign securities. Up to 20% of the Fund's net assets may be invested in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Fund may use these strategies, the Fund's main strategy is to invest in equity securities of mid-cap companies.

In managing the Fund, JPMorgan adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to rank stocks quantitatively in the Fund's investment universe on the basis of value and momentum factors. Value is measured by valuation multiples, such as price-earnings ratios, price/book ratio, current and projected earnings, current and projected dividends, historical price levels, while momentum is captured by factors such as relative price strength and earnings revisions.

Stocks held in the Fund that have become over-valued and/or whose momentum the Subadviser believes has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with stocks the Subadviser considers to be the most attractive stocks, on the basis of proprietary quantitative rankings, that also are expected to contribute favorably to the risk exposure of the entire Fund.

The portfolio construction process seeks to control for sector and industry weightings, the rate of portfolio turnover, the number of stocks held and position size. The Subadviser seeks to actively manage risk or factor exposure through portfolio construction.

Use of Hedging and Other Strategic Transactions. The Fund is authorized to use all of the various investment strategies referred to under "Additional Information about the Fund's Risks and Investment Policies -- Hedging and Other Strategic Transactions". More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.

Principal Risks of Investing in this Fund

Certain risks of investing in the Fund are set forth below. If these risks materialize, an investor could lose money in the Fund.

-Active Management Risk
-Credit and Counterparty Risk
-Derivative Risk
-Equity Securities Risk
-Fixed Income Securities Risk
-Foreign Securities Risk

-High Portfolio Turnover Risk
-Issuer Risk
-Liquidity Risk
-Small and Medium Size Companies Risk (Medium Size Company Risk))

For additional information regarding each of these risks see "Additional Information About the Fund's Risks and Investment Policies".

Past Performance

Performance is not provided since the Fund commenced operations on November 1, 2006.

Your Expenses
Operating expenses are paid from the Fund's assets, and therefore are paid by shareholders indirectly.

Annual Operating Expenses                               Class NAV
-------------------------                               ---------
Management fee                                            0.85%
Distribution and service (12b-1) fees                       --
Other expenses(A)                                         0.07%
Total fund operating expenses                             0.92%

(A)Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming that you reinvested all distributions, that the Fund's operating expenses remain the same and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.

Expense Examples                 Year 1               Year 3
----------------                 ------               ------
Class NAV                          $94                 $294

Fund Codes
CLASS NAV          CUSIP                 [       ]
                   SEC number            811-21779
                   Ticker                [       ]
                   Newspaper             [       ]

                          ADDITIONAL INFORMATION ABOUT
                  THE FUND'S RISKS AND INVESTMENT POLICIES

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management Risk
The Fund is actively managed by its Subadviser. The performance of a fund that is actively managed is reflected in part by the portfolio manager's ability to make investment decisions that are suited to achieving the fund's investment objective. If the Subadviser's investment strategies do not perform as expected, the Fund could underperform other mutual funds with similar investment objectives or lose money.

Credit and Counterparty Risk
Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivative Risk
See "Hedging and Other Strategic Transactions" below.

Equity Securities Risk
Equity securities include common, preferred and convertible preferred stocks and securities, the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Value Investing Risk. The Fund may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the Subadviser believes to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Subadviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Subadviser investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk. The Fund may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the Subadviser believes that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Investment Grade Fixed Income Securities in the Lowest Rating Category. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics, as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Foreign Securities Risk
The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

-Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

-Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.

-Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

-Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

-Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

-Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, the Subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

High Portfolio Turnover Risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Issuer Risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Small and Medium Size Companies Risk

Small or Unseasoned Companies:
-Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group. -Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
-Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.
-Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
-Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, the Subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies:
-Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES
Subject to certain restrictions and except as noted below, the Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements
The Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Hedging and Other Strategic Transactions

The Fund is authorized to use a variety of hedging or other strategic investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used are described below:
-exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,
-financial futures contracts (including stock index futures), -interest rate transactions*,
-currency transactions**,
-swaps (including interest rate, index, equity, credit default swaps and currency swaps), and
-structured notes, including hybrid or "index" securities.

*A fund's interest rate transactions may take the form of swaps, caps, floors and collars.
**A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in this prospectus of the Fund (including the introductory description under "Investment Objective and Strategies") indicates which, if any, of these types of transactions may be used by the Fund.


Hedging and Other Strategic Transactions may be used for the following purposes:
-to attempt to protect against possible changes in the market value of securities held or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations,
-to protect the Fund's unrealized gains in the value of its securities, -to facilitate the sale of the Fund's securities for investment purposes, -to manage the effective maturity or duration of the Fund's securities, -to establish a position in the derivatives markets as a method of gaining exposure to a particular market, or -to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of the Fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's securities. Even if the Subadviser only uses Hedging and Other Strategic Transactions in the Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI.

Illiquid Securities
The Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities
The Fund may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Portfolio Securities
The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of its total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations
The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls
The Fund may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's net asset value ("NAV") per share, the Fund will cover the transaction as described above.

Repurchase Agreements
The Fund may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements
The Fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Fund will maintain on its records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's NAV per share, the Fund will cover the transaction as described above.

Short Sales
The Fund may make short sales of securities. This means the Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, the Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

U.S. Government Securities
The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation.

Warrants
The Fund may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, the Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

                                  YOUR ACCOUNT
Class NAV Shares
The Class NAV shares of the Fund are sold without any front-end or deferred sales charges and are not subject to any Rule 12b-1 distribution and service fees.

Class NAV shares are sold to the five Lifestyle Portfolios of JHF II: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio, and the ten Lifecycle Portfolios of JHF II: Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050 Portfolio and Lifecycle Retirement Portfolio. Each of the portfolios is a "fund of funds" which invests in various other funds of JHF II and John Hancock Funds III. Class NAV shares are also sold to certain institutional investors.

Other classes of shares of the Fund, which have their own expense structures, may be offered in separate prospectuses.

Transaction Policies

Valuation of Shares. The NAV per share for the Fund and class of shares is determined each business day as of the close of regular trading on the New York Stock Exchange (the "NYSE") (typically 4 P.M. Eastern time). Securities held by the Fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Board of Trustees of JHF II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

Generally, trading in (i) non-U.S. securities, (ii) U.S. government securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the NAV of the Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating its NAV. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is usually a certain percentage change in the value of the S&P Index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the S&P Index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the NAVs of such funds will be recommended to the Fund's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the NAV of the Fund's shares reflects the value of the Fund's securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

Purchase and Redemption Prices. When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of Requests. The Fund is open on those days when the NYSE is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, the Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive Trading. The Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt fund investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. The Fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on Exchange Activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in the Fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAVs at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange Limitation Policies. The Board of Trustees of the Fund has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on Exchange Activity. The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to Reject or Restrict Purchase and Exchange Orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the Ability to Detect and Curtail Excessive Trading Practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

Excessive Trading Risk. To the extent that the Fund or its agents are unable to curtail excessive trading practices, these practices may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

-A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of Shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
-A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The Fund may have significant investments in foreign securities.
-A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of Shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.
-Any frequent trading strategies may interfere with efficient management of the Fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of a fund shares held by other shareholders.

Dividends and Account Policies

Dividends. Dividends from the net investment income and the net capital gain, if any, for the Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the Fund or paid in cash.

Account Statements. The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of Fund Portfolio Holdings. The Fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: http://www.jhfunds.com.

The holdings of the Fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of the Fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's Form N-CSR and Form N-Q will contain the Fund's entire portfolio holdings as of the applicable calendar quarter end.


                                  FUND DETAILS

Business Structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment objective of the Fund without shareholder approval.

The Trustees have the power to change the focus of the investment policy of the Fund that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. The Fund will provide written notice to shareholders of the Fund at least 60 days prior to a change in its 80% investment policy to primarily invest in equity securities of mid-cap companies.

                                                    Shareholders

                                        Financial services firms and their
                                                  representatives

                                       Advise current and prospective share-
  Distribution and                   holders on their fund investments, often
shareholder services                in the context of an overall financial plan.


                   Principal distributor

                  John Hancock Funds, LLC

          Markets the Fund and distributes shares
        through selling brokers, financial planners
           and other financial representatives.


                                              Investment adviser                         Custodian

                                           John Hancock Investment          State Street Bank and Trust Company
            Subadviser                    Management Services, LLC                 2 Avenue de Lafayette                    Asset
                                             601 Congress Street                      Boston, MA 02111                    Management
Provides portfolio management to            Boston, MA 02210-2805
             the fund                                                       Holds the Fund's assets, settles all
                                         Manages the Fund's business       portfolio trades and collects most of
                                          and investment activities.          the valuation data required for
                                                                                calculating the Fund's NAV.


                                                                  Trustees

                                                        Oversee the Fund's activities.

Management Fees. As full compensation for its services, the Adviser receives a fee from the Fund.

The fee for the Fund is calculated by applying to the net assets of the Fund an annual fee rate which is determined based on the application of the annual percentage rates for the Fund to the "aggregate net assets" of the Fund. "Aggregate net assets" of the Fund include the net assets of the Fund and the net assets of one or more other funds of the John Hancock fund complex (or portions thereof) that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the Fund. The fee for the Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the Fund at the close of business on the previous business day of the Fund.

Annual Percentage Rates

Mid Cap Equity Fund: .400% -- first $500 million; 0.375% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Equity Trust, a series of John Hancock Trust)

Subadviser Information and Management Biographies

The Adviser has entered into subadvisory agreement with the JPMorgan. Under the agreement, the Subadviser manages the assets of the Fund, subject to the supervision of the Adviser and the Trustees of the Fund. The Subadviser formulates a continuous investment program for the Fund, consistent with the Fund's investment goal and strategy as described above. The Subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such program.

Subadvisory Fees. The Subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or funds which it subadvises.

Pursuant to an order received from the Securities and Exchange Commission (the "SEC"), the Adviser, subject to approval of the Trustees, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change the Fund's subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below is information about the Subadviser and the portfolio managers for the Fund, including a brief summary of the portfolio managers' business careers over the past five years.

Advisory and Subadvisory Contracts. A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of JHF II is available in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.

JPMorgan Investment Management Inc.
The Subadviser is an indirect wholly owned subsidiary of JPMorgan Chase, Inc., with its principal business address located at 1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211. JPMorgan is the investment adviser for other mutual funds and individual corporate, charitable and retirement accounts.

Fund                              Portfolio Managers
----                              ------------------
Mid Cap Equity Fund               Silvio Tarca
                                  Robert Weller
                                  Jason Alonzo

-Silvio Tarca, Vice President of JPMorgan Chase and a CFA charterholder. Mr. Tarco joined JPMorgan Investment Advisors in July 2004 and has been with JPMorgan (or its affiliates or predecessors) since 2000.
-Robert Weller, Vice President of JPMorgan Chase and a CFA charterholder, joined JPMorgan Investment Advisors in August 2004 and has been with JPMorgan (or its affiliates or predecessors) since 1997.
-Jason Alonzo, Vice President of JPMorgan Chase, has been with JP Morgan Chase (or one of its affiliates or predecessors) since 2000.

Appendix C of the Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Fund.


                              FINANCIAL HIGHLIGHTS

Financial highlights are not yet available as the Fund is newly organized.

                              FOR MORE INFORMATION


 The following document is available that offers further information on JHF II:

                       Statement of Additional Information

 The Fund's SAI contains more detailed information on all aspects of the Fund, including a summary of the Fund's policy regarding disclosure of Fund portfolio holdings in Appendix B. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

  To Obtain a Free Copy of the Fund's Prospectus, Shareholder Reports and SAI,
                          Please Contact John Hancock:

                         By mail: John Hancock Funds II
                               601 Congress Street
                                Boston, MA 02210

                            By phone: 1-800-344-1029

                        On the Internet: www.jhfunds.com

 Or You May View or Obtain These Documents and Other Information About the Fund
                                 from the SEC:

                        By mail: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

        In person: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-551-8090

                    By electronic request: publicinfo@sec.gov
                           (duplicating fee required)

                          On the Internet: www.sec.gov

                          1940 Act File No. 811-21779.

                      [JOHN HANCOCK FUNDS II LOGO TO COME]

                              JOHN HANCOCK FUNDS II

                                 CLASS 1 SHARES

                               Mid Cap Equity Fund

















Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this prospectus. If any such information or representation is given, it should not be relied upon as having been authorized by John Hancock Funds II ("JHF II"), the adviser or any subadvisers to JHF II or the principal underwriter of the shares. This prospectus is not an offer to sell shares of JHF II in any state where such offer or sale would be prohibited.

                        Prospectus dated October 30, 2006

                                TABLE OF CONTENTS

OVERVIEW.......................................................................1
MID CAP EQUITY FUND............................................................5
ADDITIONAL INFORMATION ABOUT THE FUND'S RISKS AND INVESTMENT POLICIES
Risks of Investing in Certain Types of Securities..............................7
Additional Information about the Fund's Investment Policies....................9
Hedging and Other Strategic Transactions.......................................9
YOUR ACCOUNT..................................................................13
   Class 1 Shares.............................................................13
   Transaction Policies.......................................................13
   Dividends and Account Policies.............................................16
FUND DETAILS..................................................................16
   Business Structure.........................................................16
   Subadviser Information and Management Biographies..........................17
FINANCIAL HIGHLIGHTS..........................................................18
FOR MORE INFORMATION..........................................................19

                                    OVERVIEW

                              JOHN HANCOCK FUNDS II

John Hancock Funds II ("JHF II") is a series trust which is comprised of separate investment funds. The funds of JHF II offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, the funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class 1 shares of the Mid Cap Equity Fund (the "Fund") of JHF II. Additional classes of the Fund and other funds of JHF II are offered in separate prospectuses. Class 1 shares are sold only to certain insurance company separate accounts.

Investment Management
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and the Fund. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser, which manages the assets of the Fund. The subadviser formulates a continuous investment program for the Fund, consistent with the Fund's investment goals and policies. The Adviser and subadviser each is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, or is exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in CityplaceToronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Fund Information Key:

-Investment Objectives and Strategies
The Fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that the Fund will achieve its investment objective. The differences in objectives and policies among the Fund and the other series of funds in JHF II can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. See "Additional Information About the Fund's Risks and Investment Policies".

Temporary Defensive Investing. Except as otherwise stated below in the description of the Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, the Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of the Fund investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of the Fund, it is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions".

More complete descriptions of the money market instruments and certain other instruments in which the Fund may invest and of the options, futures, currency and other derivative transactions that the Fund may engage in are set forth in the Statement of Additional Information (the "SAI"). A more complete description of the debt security ratings used by JHF II assigned by Moody's or Standard & Poor's is included in Appendix A in the SAI.

-Principal Risk of Investing in this Fund
Certain risks of investing in the Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in the Fund. The risks of investing in the following types of securities and the risks associated with the Fund, are more fully described below under "Additional Information About the Fund's Risks and Investment Policies".

-Active Management Risk                                -Issuer Risk
-Credit and Counterparty Risk                          -Liquidity Risk
-Derivative Risk                                       -Small and Medium Size Companies Risk (Medium Size Company
-Equity Securities Risk                                 Risk)
-Fixed Income Securities Risk
-Foreign Securities Risk
-High Portfolio Turnover Risk

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

-Portfolio Managers Please see section "Subadviser information and management biographies" for information relating to the Fund's portfolio managers.

-Past Performance The Fund commenced operations on October 30, 2006. Performance information is not presented.

-Your Expenses The overall costs borne by an investor in the Fund, including annual expenses.

                               MID CAP EQUITY FUND

Mid Cap Equity Fund

Subadviser: JPMorgan Investment Management Inc. ("JPMorgan" or the "Subadviser")

Investment Objective:    To seek long-term growth of capital.

Investment Strategies:   To pursue this goal, the Fund invests, under normal
                         market conditions, primarily in equity securities of mid-cap companies.

Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment. JPMorgan looks for companies of this size that it believes have strong growth potential, attractive valuation, growing market share and a sustainable competitive advantage. In choosing mid-cap securities, JPMorgan invests in both value- and growth-oriented companies.

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of mid-cap companies, which may included common and preferred stocks, rights, warrants and convertible securities.

Up to 25% of the Fund's net assets may be invested in foreign securities. Up to 20% of the Fund's net assets may be invested in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Fund may use these strategies, the Fund's main strategy is to invest in equity securities of mid-cap companies.

In managing the Fund, JPMorgan adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to rank stocks quantitatively in the Fund's investment universe on the basis of value and momentum factors. Value is measured by valuation multiples, such as price-earnings ratios, price/book ratio, current and projected earnings, current and projected dividends, historical price levels, while momentum is captured by factors such as relative price strength and earnings revisions.

Stocks held in the Fund that have become over-valued and/or whose momentum the Subadviser believes has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with stocks the Subadviser considers to be the most attractive stocks, on the basis of proprietary quantitative rankings, that also are expected to contribute favorably to the risk exposure of the entire Fund.

The portfolio construction process seeks to control for sector and industry weightings, the rate of portfolio turnover, the number of stocks held and position size. The Subadviser seeks to actively manage risk or factor exposure through portfolio construction.

Use of Hedging and Other Strategic Transactions. The Fund is authorized to use all of the various investment strategies referred to under "Additional Information about the Fund's Risks and Investment Policies -- Hedging and Other Strategic Transactions". More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.

Principal Risks

Principal Risks of Investing in this Fund

Certain risks of investing in the Fund are set forth below. If these risks materialize, an investor could lose money in the Fund.

-Active Management Risk
-Credit and Counterparty Risk
-Derivative Risk
-Equity Securities Risk

-Fixed Income Securities Risk
-Foreign Securities Risk
-High Portfolio Turnover Risk
-Issuer Risk
-Liquidity Risk
-Small and Medium Size Companies Risk (Medium Size Company Risk)

For additional information regarding each of these risks see "Additional Information About the Fund's Risks and Investment Policies".

Past Performance

Performance is not provided since the Fund commenced operations on October 30, 2006.

Your Expenses
Operating expenses are paid from the Fund's assets, and therefore are paid by shareholders indirectly.

Annual Operating Expenses                        Class 1
-------------------------                        -------
Management fee                                   0.85%
Distribution and service (12b-1) fees            0.05%
Other expenses(A)                                0.07%
Total fund operating expenses                    0.97%

(A)Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming that you reinvested all distributions, that the Fund's operating expenses remain the same and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.

  Expense Examples            Year 1             Year 3
  ----------------            ------             ------
  Class 1                     $99                $309

Fund Codes
CLASS 1            CUSIP               [       ]
                   SEC number          811-21779
                   Ticker              [       ]
                   Newspaper           [       ]

                          ADDITIONAL INFORMATION ABOUT
                    THE FUND'S RISKS AND INVESTMENT POLICIES

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management Risk
The Fund is actively managed by its Subadviser. The performance of a fund that is actively managed is reflected in part by the portfolio manager's ability to make investment decisions that are suited to achieving the fund's investment objective. If the Subadviser's investment strategies do not perform as expected, the Fund could underperform other mutual funds with similar investment objectives or lose money.

Credit and Counterparty Risk
Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivative Risk
See "Hedging and Other Strategic Transactions" below.

Equity Securities Risk
Equity securities include common, preferred and convertible preferred stocks and securities, the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Value Investing Risk. The Fund may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the Subadviser believes to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Subadviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Subadviser investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk. The Fund may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the Subadviser believes that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Investment Grade Fixed Income Securities in the Lowest Rating Category. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics, as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Foreign Securities Risk
The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

-Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

-Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.

-Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

-Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

-Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

-Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, the Subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

High Portfolio Turnover Risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Issuer Risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Small and Medium Size Companies Risk

Small or Unseasoned Companies:
-Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group. -Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
-Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.
-Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
-Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, the Subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies:
-Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES
Subject to certain restrictions and except as noted below, the Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements
The Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Hedging and Other Strategic Transactions

The Fund is authorized to use a variety of hedging or other strategic investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used are described below:
-exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,
-financial futures contracts (including stock index futures), -interest rate transactions*,
-currency transactions**,
-swaps (including interest rate, index, equity, credit default swaps and currency swaps), and
-structured notes, including hybrid or "index" securities.

*A fund's interest rate transactions may take the form of swaps, caps, floors and collars.
**A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in this prospectus of the Fund (including the introductory description under "Investment Objective and Strategies") indicates which, if any, of these types of transactions may be used by the Fund.

Hedging and Other Strategic Transactions may be used for the following purposes:
-to attempt to protect against possible changes in the market value of securities held or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations,
-to protect the Fund's unrealized gains in the value of its securities, -to facilitate the sale of the Fund's securities for investment purposes, -to manage the effective maturity or duration of the Fund's securities, -to establish a position in the derivatives markets as a method of gaining exposure to a particular market, or -to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of the Fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's securities. Even if the Subadviser only uses Hedging and Other Strategic Transactions in the Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI.

Illiquid Securities
The Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities
The Fund may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Portfolio Securities
The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of its total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations
The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls
The Fund may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's net asset value ("NAV") per share, the Fund will cover the transaction as described above.

Repurchase Agreements
The Fund may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements
The Fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Fund will maintain on its records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's NAV per share, the Fund will cover the transaction as described above.

Short Sales
The Fund may make short sales of securities. This means the Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, the Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

U.S. Government Securities
The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation.

Warrants
The Fund may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, the Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

                                  YOUR ACCOUNT

Class 1 Shares

-Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and they may cost you more than other types of sales charges.

Your broker-dealer may receive a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the SAI.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

Other classes of shares of the Fund, which have their own expense structures, may be offered in separate prospectuses.

Transaction Policies

Valuation of Shares. The NAV per share for the Fund and class of shares is determined each business day as of the close of regular trading on the New York Stock Exchange (the "NYSE") (typically 4 P.M. Eastern time). Securities held by the Fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Board of Trustees of JHF II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

Generally, trading in (i) non-U.S. securities, (ii) U.S. government securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the NAV of the Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating its NAV. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is usually a certain percentage change in the value of the S&P Index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which the

Fund has significant investments. If a significant market event occurs due to a change in the value of the S&P Index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the NAVs of such funds will be recommended to the Fund's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the NAV of the Fund's shares reflects the value of the Fund's securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

Purchase and Redemption Prices. When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of Requests. The Fund is open on those days when the NYSE is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, the Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive Trading. The Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt fund investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. The Fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on Exchange Activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in the Fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAVs at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange Limitation Policies. The Board of Trustees of the Fund has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on Exchange Activity. The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to Reject or Restrict Purchase and Exchange Orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the Ability to Detect and Curtail Excessive Trading Practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

Excessive Trading Risk. To the extent that the Fund or its agents are unable to curtail excessive trading practices, these practices may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

-A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of Shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
-A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The Fund may have significant investments in foreign securities.
-A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of Shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

-Any frequent trading strategies may interfere with efficient management of the Fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of a fund shares held by other shareholders.

Dividends and Account Policies

Dividends. Dividends from the net investment income and the net capital gain, if any, for the Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the Fund or paid in cash.

Account Statements. The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of Fund Portfolio Holdings. The Fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: http://www.jhfunds.com.

The holdings of the Fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of the Fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's Form N-CSR and Form N-Q will contain the Fund's entire portfolio holdings as of the applicable calendar quarter end.


                                  FUND DETAILS

Business Structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment objective of the Fund without shareholder approval.

The Trustees have the power to change the focus of the investment policy of the Fund that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. The Fund will provide written notice to shareholders of the Fund at least 60 days prior to a change in its 80% investment policy to primarily invest in equity securities of mid-cap companies.

                                            Shareholders

                                 Financial services firms and their
                                          representatives

                               Advise current and prospective share-
  Distribution and           holders on their fund investments, often
shareholders services      in the context of an overall financial plan.


             Principal distributor

            John Hancock Funds, LLC

    Markets the fund and distributes shares
  through selling brokers, financial planners and other financial representatives.


                                            Investment adviser                         Custodian

                                         John Hancock Investment            State Street Bank Trust Company
            Subadviser                  Management Services, LLC                 2 Avenue de Lafayette
                                           601 Congress Street                      Boston, MA 02111                       Asset
Provides portfolio management to          Boston, MA 02210-2805                                                          Management
             the Fund                                                     Holds the Fund's assets, settles all
                                       Manages the Fund's business       portfolio trades and collects most of
                                        and investment activities.          the valuation data required for
                                                                                  calculating the Fund's NAV.


                                                                  Trustees

                                                       Oversee the Fund's activities.

Management Fees. As full compensation for its services, the Adviser receives a fee from the Fund.

The fee for the Fund is calculated by applying to the net assets of the Fund an annual fee rate which is determined based on the application of the annual percentage rates for the Fund to the "aggregate net assets" of the Fund. "Aggregate net assets" of the Fund include the net assets of the Fund and the net assets of one or more other funds of the John Hancock fund complex (or portions thereof) that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the Fund. The fee for the Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the Fund at the close of business on the previous business day of the Fund.

Annual Percentage Rates

Mid Cap Equity Fund: .400% - first $500 million; 0.375% - excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Equity Trust, a series of John Hancock Trust)

Subadviser Information and Management Biographies

The Adviser has entered into subadvisory agreement with the JPMorgan. Under the agreement, the Subadviser manages the assets of the Fund, subject to the supervision of the Adviser and the Trustees of the Fund. The Subadviser formulates a continuous investment program for the Fund, consistent with the Fund's investment goal and strategy as described above. The Subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such program.

Subadvisory Fees. The Subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or funds which it subadvises.

Pursuant to an order received from the Securities and Exchange Commission (the "SEC"), the Adviser, subject to approval of the Trustees, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change the Fund's subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below, is information about the Subadviser and the portfolio managers for the Fund, including a brief summary of the portfolio managers' business careers over the past five years.

Advisory and Subadvisory Contracts. A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of JHF II is available in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.

JPMorgan Investment Management Inc.
The Subadviser is an indirect wholly owned subsidiary of JPMorgan Chase, Inc., with its principal business address located at 1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211. JPMorgan is the investment adviser for other mutual funds and individual corporate, charitable and retirement accounts.


Fund                           Portfolio Managers
----                           ------------------
Mid Cap Equity Fund            Silvio Tarca
                               Robert Weller
                               Jason Alonzo

-Silvio Tarca, Vice President of JPMorgan Chase and a CFA charterholder. Mr. Tarco joined JPMorgan Investment Advisors in July 2004 and has been with JPMorgan (or its affiliates or predecessors) since 2000.
-Robert Weller, Vice President of JPMorgan Chase and a CFA charterholder, joined JPMorgan Investment Advisors in August 2004 and has been with JPMorgan (or its affiliates or predecessors) since 1997.
-Jason Alonzo, Vice President of JPMorgan Chase, has been with JP Morgan Chase (or one of its affiliates or predecessors) since 2000.

Appendix C of the Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Fund.


                              FINANCIAL HIGHLIGHTS

Financial highlights are not yet available as the Fund is newly organized.

                              FOR MORE INFORMATION


 The following document is available that offers further information on JHF II:

                       Statement of Additional Information

 The Fund's SAI contains more detailed information on all aspects of the Fund, including a summary of the Fund's policy regarding disclosure of Fund portfolio holdings in Appendix B. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.



  To Obtain a Free Copy of the Fund's Prospectus, Shareholder Reports and SAI,
                          Please Contact John Hancock:

                         By mail: John Hancock Funds II
                               601 Congress Street
                                Boston, MA 02210

                            By phone: 1-800-344-1029

                          By Internet: www.jhfunds.com

 Or You May View or Obtain These Documents and Other Information About the Fund
                                 from the SEC:

                        By mail: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

        In person: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-551-8090

                    By electronic request: publicinfo@sec.gov
                           (duplicating fee required)

                          On the Internet: www.sec.gov

                          1940 Act File No. 811-21779.

                      [JOHN HANCOCK FUNDS II LOGO TO COME]

                              JOHN HANCOCK FUNDS II

                       Statement Of Additional Information

                                October 30, 2006

                               Mid Cap Equity Fund

This Statement of Additional Information ("SAI") provides information about the Mid Cap Equity Fund (the "Fund") a series of John Hancock Funds II ("JHF II") in addition to the information that is contained in the Fund's prospectuses dated October 30, 2006.

This SAI is not a prospectus. It should be read in conjunction with the prospectuses for the Fund. Copies of the prospectuses (collectively, the "Prospectus") can be obtained free of charge by contacting:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(800)-225-5291
                                 www.jhfunds.com

                                TABLE OF CONTENTS


                                                                      PAGE
                                                                      ----
Organization of the John Hancock Funds II                               3
Investment Policies                                                     3
Hedging and Other Strategic Transactions                                19
Investment Restrictions                                                 30
Portfolio Turnover                                                      32
Those Responsible for Management                                        33
Shareholders of the Fund                                                38
Investment Management Arrangements and Other Services                   39
Distribution Agreements                                                 42
Sales Compensation                                                      43
Net Asset Value                                                         45
Eligible Investors for Class 1 and NAV Shares                           45
Special Redemptions                                                     46
Additional Services and Programs                                        46
Purchases and Redemptions Through Third Parties                         46
Description of Fund Shares                                              47
Additional Information Concerning Taxes                                 48
Portfolio Brokerage                                                     49
Transfer Agent Services                                                 51
Independent Registered Public Accounting Firm                           51
Custody of Portfolio Securities                                         51
Codes of Ethics                                                         52
Appendix A -  Debt Security Ratings                                     A-1
Appendix B -  Policy Regarding Disclosure of Portfolio Holdings         B-1
Appendix C -  Portfolio Manager Information                             C-1
Appendix D -  Proxy Voting Policies and Procedures                      D-1

ORGANIZATION OF THE JOHN HANCOCK FUNDS II

The JHF II was organized on June 28, 2005, as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a series of JHF II.

John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the investment adviser to JHF II and the Fund. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$364 billion (US$297 billion) as of June 30, 2005.

MFC trades as 'MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT POLICIES

The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Fund may be changed without shareholder approval.

The instruments listed below may also be purchased by the Fund in accordance with its investment policies.

U.S. Government And Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (the "GNMA") which guarantee is supported by the full faith and credit of the U.S. government.

U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:
- Student Loan Marketing Association,
- Federal Home Loan Banks,
- Federal Intermediate Credit Banks and
- Federal National Mortgage Association.

U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation (Freddie Mac) are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

Canadian And Provincial Government And Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown Agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
- Export Development Corporation,
- Farm Credit Corporation,
- Federal Business Development Bank, and
- Canada Post Corporation.

In addition, certain Crown Agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

Provincial Crown Agency Obligations. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:
- provincial railway corporation,
- provincial hydroelectric or power commission or authority,
- provincial municipal financing corporation or agency, and
- provincial telephone commission or authority.

Certificates Of Deposit And Bankers' Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

The Fund may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

The Fund will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by Standard & Poor's ("S&P") and which JP Morgan Investment Management Inc. (the "Subadviser") has determined present minimal risk of loss to the Fund. The Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day the Fund's net asset value ("NAV") is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.

Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation by the Fund and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a fund the opportunity to earn a return on cash that is only temporarily available. A fund may enter into a repurchase agreement with banks, brokers or dealers. However, the Fund will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the Fund decrease below the resale price.

Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

The Subadviser, on behalf of the Fund, shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:
- Federal Reserve System member bank,
- primary government securities dealer reporting to the Federal Reserve,

- Bank of New York's Market Reports Division, or
- broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The Subadviser will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

The risk to the Fund in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the Fund, if any, would be the difference between the repurchase price and the underlying obligation's market value. The Fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Fund might be delayed or limited.

Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the Fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Warrants
Subject to certain restrictions, the Fund may purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Reverse Repurchase Agreements
The Fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, the Fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The Fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the Fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the Fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in the Fund's NAV per share. The Fund will cover its repurchase agreement transactions by maintaining in segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a Fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
- one-year, three-year and five-year constant maturity Treasury Bill rates,
- three-month or six-month Treasury Bill rates,
- 11th District Federal Home Loan Bank Cost of Funds,
- National Median Cost of Funds, or
- one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund's NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
- mortgage bankers,
- commercial banks,
- investment banks,
- savings and loan associations, and
- special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A fund which invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

CMOs purchased by the Fund may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

STRIPS. In addition to the U.S. Government securities discussed above, the Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Fund invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund's net assets. See "Other Investment Policies. - Illiquid Securities".

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such Fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Fund believes that investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, will contribute to a Fund's relatively stable NAV.

In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super Principal Only ("SPO") and Levered Interest Only ("LIO") which are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the Fund.

Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

Inverse Floaters. The Fund may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the Fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a fund's net assets. See "Other Investment Policies
- Illiquid Securities".

Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described below under "Asset-Backed Securities."

Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. The Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's or that the Subadviser believes are of comparable quality.

As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. The Fund will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
- liquidity protection, and
- default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Some examples of credit support include:
- "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class),
- creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and
- "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

Collateralized Debt Obligations. The Fund may invest in collateralized debt obligations ("CDO"), which include collateralized bond obligations ("CBO"), collateralized loan obligations ("CLO") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Zero Coupon Securities, Deferred Interest Bonds And Pay-In-Kind Bonds

Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income, but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of Fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Loans And Other Direct Debt Instruments
The Fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities in which the Fund may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. The Fund may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, and it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

Brady Bonds
Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the Fund may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
- the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds),
- bonds issued at a discount from face value (generally known as discount bonds),
- bonds bearing an interest rate which increases over time, and
- bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

The Fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Fund invests is likely to be acquired at a discount.

Sovereign Debt Obligations
The Fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Indexed Securities
The Fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency indexed securities typically are short term to intermediate term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
- prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "underlying assets") or
- an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks").

Hybrid Instruments may take a variety of forms, including, but not limited to:
- debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time,
- preferred stock with dividend rates determined by reference to the value of a currency, or
- convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level. Furthermore, the investing Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the Fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See "Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter ("OTC") market without the guarantee of a central clearing organization or in a transaction between a Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor.

Lack of US Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of the Fund.

ADRs, EDRs And GDRs
Securities of foreign issuers may include American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADR", "EDR" and "GDR", respectively). Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities.

Securities of foreign issuers also include EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Variable And Floating Rate Obligations
The Fund may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

Exchange Traded Funds
The Fund may invest in exchange traded funds ("ETF"). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICIES

The following provides a more detailed explanation of some of the investment policies of the Fund.

Lending Securities
The Fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of the Fund's total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

The Fund anticipates that securities will be loaned only under the following conditions:
(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;
(2) the loan must be made in accordance with New York Stock Exchange ("NYSE") rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and
(3) the Fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, the Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to the Fund at a future date, which may be one month or longer after the date of the commitment (forward commitments). Except as may be imposed by these factors, there is no limit on the percent of a fund's total assets that may be committed to such transactions.

Under normal circumstances, a fund purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the fund may purchase when-issued or forward delivery securities.

Mortgage Dollar Rolls
The Fund may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. The Fund may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which the Fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's NAV per share, the fund will cover the mortgage dollar roll transaction as described above.

Illiquid Securities
The Fund may not invest more than 15% of its net assets in securities that are not readily marketable, illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 15% limitation on illiquid securities. The Subadviser decides, subject to the Trustees' oversight, whether securities sold according to Rule 144A are readily marketable for purposes of the Fund's investment restriction. The Subadviser will also monitor the liquidity of Rule 144A securities held by the Fund for which it is responsible. To the extent that Rule 144A securities held by a Fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the Fund could be adversely affected.

Section 4(2) Commercial Paper is Excluded from the Limitation on Illiquid Securities. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under Federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. The Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Fund, subject to the Trustees' oversight.

Short Sales
The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

The Fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The

Fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaced the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

Investment In Other Investment Companies
The portfolio may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in certain types of investment companies, such as closed end investment companies, that issue a fixed number of shares that trade on a stock exchange may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded over-the-counter or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Loan Participations And Assignments
The Fund may invest in loan participation or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

RISK FACTORS

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Securities Risk

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

- Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause the Fund's investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Funds of Funds Risk Factors

The Lifestyle Portfolios, Lifecycle Portfolios and the Absolute Return Portfolios (collectively, the "Allocation Portfolios"), each a fund of funds and a series of JHF II, may invest in shares of the Fund and shares of other funds of JHF II. The following discussion provides information on the risks of investing in the Fund.

As permitted by Section 12 of the 1940 Act, the Allocation Portfolios invest in underlying funds and may reallocate or rebalance assets among the underlying funds.

From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of an Allocation Portfolio ("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global"). Shareholders should note that Rebalancings may affect the underlying funds:
Underlying funds subject to redemptions by an Allocation Portfolio may find it necessary to sell securities; and the underlying funds that receive additional cash from an Allocation Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when an Allocation Portfolio owns, redeems, or invests in, a substantial portion of an underlying fund. Rebalancings could affect the underlying funds as noted below which could adversely affect their performance and, therefore, the performance of the

Allocation Portfolio.

Both the Adviser and MFC Global will monitor the impact of Rebalancings on the underlying funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each Allocation Portfolio. However, there is no guarantee that the Adviser and MFC Global will be successful in doing so.

Possible Adverse Effects of Rebalancings on the Underlying Funds:

1. Underlying funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

2. Rebalancings may increase brokerage and/or other transaction costs of the underlying funds.

3. When an Allocation Portfolio owns a substantial portion of an underlying fund, a large redemption by the Allocation Portfolio could cause that underlying fund's expenses to increase and could result in the portfolio becoming too small to be economically viable.

4. Rebalancings could accelerate the realization of taxable capital gains in underlying funds subject to large redemptions if sales of securities results in capital gains.

Both the Allocation Portfolios and the underlying funds are managed by the Adviser. MFC Global, which is an affiliate of the Adviser, is the subadviser to each Allocation Portfolio and to certain of the underlying funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Allocation Portfolios and the underlying funds and MFC Global has the responsibility to manage both the Allocation Portfolios and certain of the underlying funds. As noted above, the Adviser and MFC Global will monitor the impact of Rebalancings on the underlying funds and attempt to minimize any adverse effect of the Rebalancings on the underlying funds, consistent with pursuing the investment objective of each Allocation Portfolio.

With respect to Rebalancings, shareholders should also note that MFC Global as the subadviser to both the Allocation Portfolios and certain of the underlying funds, may appear to have incentive to allocate more Allocation Portfolio assets to those underlying funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all underlying funds although the Adviser's ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global. The Adviser will monitor MFC Global's allocation of Allocation Portfolio assets to the underlying funds to attempt to ensure that assets are not allocated to other MFC Global subadvised portfolios unless it is in the best interest of the Allocation Portfolio to do so. In addition, prior to appointing MFC Global as subadviser to a fund, the Board of Trustees of JHF II will consider the affiliation between the Adviser and MFC Global as one of its factors in approving such appointment.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

The Fund is authorized to use a variety of investment strategies. Strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by a fund (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market.

A detailed discussion of "Hedging and Other Strategic Transactions" follows. The Fund is not obligated to pursue any of the strategies and the Fund makes no representation as to the availability of these techniques at this time or at any time in the future. In addition, the Fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

General Characteristics Of Options

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the fund the right to sell the instrument at the option exercise price.

The Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

Risk of Selling Put Options. In selling put options, the Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. The Fund's purchase of a call option on an underlying instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

Partial Hedge or Income to the Fund. If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund's income. Similarly, the sale of put options can also provide Fund gains.

Covering of Options. All call options sold by a fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose it during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
- insufficient trading interest in certain options,
- restrictions on transactions imposed by an exchange,

- trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,
- interruption of the normal operations of the OCC or an exchange,
- inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or
- a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC Options. OTC (over-the-counter) options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that the Fund will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a fund and the amount of the fund's obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

Types of Options That May Be Purchased. The Fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

The Fund reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the Fund's investment objective and the restrictions set forth herein.

General Characteristics Of Futures Contracts And Options On Futures Contracts

If and to the extent authorized to do so, the Fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
- as a hedge against anticipated interest rate, currency or market changes,
- for duration management,
- for risk management purposes, and
- to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

Use Will Be Consistent with Applicable Regulatory Requirements. A Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between such Fund and the contracts) will not exceed the total market value of the Fund's securities.

Stock Index Futures

Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:
- In connection with a Fund's investment in common stocks, a Fund may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.
- A Fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund's pending investment in such stocks when they do become available.
- Through the use of Index Futures, a Fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a Fund.
- A Fund may also invest in Index Futures in order to hedge its equity positions.

Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate Fund management purposes including gaining exposure to a particular securities market. The Fund will not act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

Options On Securities Indices And Other Financial Indices

The Fund may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

Yield Curve Options

The Fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contract to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be "covered." A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund's net liability under the two options. Therefore, a fund's liability for such a covered option is generally limited to the difference between the amount of the fund's liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded OTC.

Currency Transactions

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
- forward currency contracts,
- exchange-listed currency futures contracts and options thereon,
- exchange-listed and OTC options on currencies, and
- currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swap Agreements and Options on Swap Agreements". The Fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

The Fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.

The Fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When the Fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the Fund's commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments under the non-deliverable forward agreement.

Since the Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to under the agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. The Fund's investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

Position Hedging. Position hedging involves entering into a currency transaction with respect to Fund securities positions denominated or generally quoted in that currency.

Cross Hedging. The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure.

Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under "Risk Factors." If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Combined Transactions

To the extent authorized to do so, the Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's objective.

Swap Agreements and Options on Swap Agreements

Among the hedging and other strategic transactions into which the Fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements ("Swap Option").

The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index). A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund's investment objectives and general investment polices, a fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

The Fund may also enter into Swap Options. A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may also write (sell) and purchase put and call Swap Options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When the Fund purchases a Swap Option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

However, when the Fund writes a Swap Option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a "net basis". Consequently, Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of liquid assets, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

The Fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to the Fund because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or "earmark" cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or "earmark" cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or "earmarking" will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation or "earmarking" will not limit the Fund's exposure to loss.

Whether the Fund's use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund's limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. The Fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the Fund investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the Fund investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Eurodollar Instruments

The Fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risk Factors

Hedging and other strategic transactions have special risks associated with them, including:
- possible default by the counterparty to the transaction,
- markets for the securities used in these transactions could be illiquid, and
- to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.

Losses resulting from the use of hedging and other strategic transactions will reduce a fund's NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.

Options and Futures Transactions

Options transactions are subject to the following additional risks:
- Option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option).
- Options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:
- The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Fund's position.
- Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Although a fund's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

Currency Hedging. In additional to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
- Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.
- Proxy hedging involves determining the correlation between various currencies. If the subadviser's determination of this correlation is incorrect, the fund losses could be greater than if the proxy hedging were not used.
- Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Risks Of Hedging And Other Strategic Transactions Outside The United States

When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above but could also be adversely affected by:
-foreign governmental actions affecting foreign securities, currencies or other instruments,
-less stringent regulation of these transactions in many countries as compared to the United States,
-the lack of clearing mechanisms and related guarantees in some countries for these transactions,
-more limited availability of data on which to make trading decisions than in the United States,
-delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
- the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and
- lower trading volume and liquidity.

Use Of Segregated And Other Special Accounts

Use of extensive hedging and other strategic transactions by the Fund will require, among other things, that the Fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

Call Options. A call option on securities written by the Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.

Put Options. A put option on securities written by the Fund will require the Fund to segregate cash or other liquid assets equal to the exercise price.

OTC Options. OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

Currency Contracts. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or other liquid assets equal to the amount of the Fund's obligations.

Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

Swaps. The Fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.

Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund's net obligation, if any.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. The Fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the Fund. In addition, if it holds a futures contracts or forward contract, the Fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Limitations

The Fund will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the Fund and the contracts (e.g., the Beta volatility factor).

For purposes of this limitation, to the extent the Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

INVESTMENT RESTRICTIONS

There are two classes of investment restrictions to which the Fund is subject in implementing the investment policies of the funds: (a) Fundamental and (b) Non-Fundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. Non-Fundamental restrictions are subject to change by the Trustees of the Fund without shareholder approval.

When submitting an investment restriction change to the holders of the Fund's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other fund affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the fund.

Restrictions (1) through restriction (8) are Fundamental. Restrictions (9) through (13) are Non-Fundamental.

Fundamental

The Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless the Fund is specifically excepted by the terms of a restriction, the Fund will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding
U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. (The Fund has determined to forego the exclusion from the above policy of obligations of domestic branches of U.S. savings and loan associations.)

For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these restrictions.

(3) Borrow money, except that the Fund may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the Fund's total assets (including amounts borrowed) less liabilities (other than borrowings) and
(ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the 1933 Act in selling Fund securities.

(5) Purchase or sell real estate, except that the Fund may invest in securities issued by companies which invest in real estate or interests therein and the Fund may invest in mortgages and mortgage-backed securities.

(6) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and the Fund may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The Fund may also without limitation purchase and sell futures contracts, options on futures contracts, and options linked to commodities of all types, including physical commodities, and may enter into swap contracts and any other commodity-linked derivative instruments, including those linked to physical commodities. Additionally, the portfolio indirectly may invest in commodities, including physical commodities, by investing in other investment companies and/or other investment vehicles that invest entirely or substantially in commodities and/or commodity-linked investments.

(7) Lend money to other persons, except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

Non-Fundamental

The Fund will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.

(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales "against-the-box" are not subject to this limitation.

(11) Write or purchase options on securities, financial indices or currencies, except to the extent a Fund is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12) Purchase securities for the purpose of exercising control or management.

(13) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the Fund, except in an amount of not more than 33 1/3% of the value of the Fund's total assets and then only to secure borrowings permitted by restrictions (3) and
(10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of the Fund's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser's assessment of the security), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of the Fund's investment portfolio, resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Additional Investment Restrictions

Investment Restrictions that May be Changed Only on 60 Days' Notice to
----------------------------------------------------------------------
Shareholders
------------

In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy stated below for the Fund named is subject to change only upon 60 days' prior notice to shareholders:

Mid Cap Equity Fund
Subadviser: JPMorgan Investment Management Inc.

PORTFOLIO TURNOVER

The annual rate of portfolio turnover of the Fund will normally vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less).

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of the Fund (as defined by the 1940 Act) (the "Independent Trustees"). The Trustees elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and one of the Trustees of the Fund are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the Fund, John Hancock Funds, LLC (the "Distributor"). The tables below present certain information regarding the Trustees and officers of the JHF II, including their principal occupations. Each Trustee oversees all funds of JHF II, and some Trustees also oversee other funds in the John Hancock Fund Complex. As of December 31, 2005, the John Hancock Fund Complex consisted of 237 funds (including separate series of series mutual funds): JHF II (80 funds), John Hancock Funds III (10 funds); John Hancock Trust (94 portfolios or funds); and 53 other John Hancock funds.

                                                 Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Name, Address (1)                 Position(s)         Principal Occupation(s) and other                       Number of
And Age                           Held with Fund      Directorships During Past 5 Years                       Funds in Fund
                                  (2)                                                                         Complex
                                                                                                              Overseen by
                                                                                                              Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Charles L. Bardelis               Trustee (since      President and Executive Officer, Island                     237
Age: 65                           2005)               Commuter Corp. (Marine Transport); Trustee,
                                                      John Hancock Funds (since 1988) (3)

-----------------------------------------------------------------------------------------------------------------------------------
Peter S. Burgess (3)              Trustee (since      Consultant (financial, accounting and auditing              237
Age: 63                           2005)               matters (since 1999); Trustee or Director of
                                                      the following publicly traded companies: John
                                                      Hancock Funds (since 2005), PMA Capital
                                                      Corporation (since 2004), and Lincoln
                                                      Educational Services Corporation (since 2004).

-----------------------------------------------------------------------------------------------------------------------------------
Elizabeth G. Cook (3)(4)          Trustee (since      Expressive Arts Therapist, Massachusetts                    237
Age: 69                           2005)               General Hospital (since 2001); Expressive Arts
                                                      Therapist, Dana Farber Cancer Institute (until
                                                      2004); President, The Advertising Club of Greater
                                                      Boston; Trustee, John Hancock Funds (since 2004),
                                                      JHF II and John Hancock Funds III (since 2005)

-----------------------------------------------------------------------------------------------------------------------------------
William H. Cunningham             Trustee (since      Former Chancellor, University of Texas System               184
Age: 62                           2005)               and former President of the University of Texas,
                                                      Austin, Texas; Chairman and CEO, IBT
                                                      Technologies (until 2001); Director of the
                                                      following: Hire.com (until 2004), STC
                                                      Broadcasting, Inc. and Sunrise Television Corp.
                                                      (until 2001), Symtx, Inc.(electronic
                                                      manufacturing)(since 2001), Adorno/Rogers
                                                      Technology, Inc. (until 2004), Pinnacle Foods
                                                      Corporation (until 2003), rateGenius (until
                                                      2003), Jefferson-Pilot Corporation (diversified
                                                      life insurance company)(until 2006), New
                                                      Century Equity Holdings (formerly Billing
                                                      Concepts)(until 2001), eCertain (until 2001),
-----------------------------------------------------------------------------------------------------------------------------------

Name, Address (1)                 Position(s)         Principal Occupation(s) and other                       Number of
And Age                           Held with Fund      Directorships During Past 5 Years                       Funds in Fund
                                                                                                              Complex
                                  (2)                                                                         Overseen by
                                                                                                              Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                      ClassMap.com (until 2001), Agile Ventures
                                                      (until 2001), AskRed.com (until 2001),
                                                      Southwest Airlines, Introgen and Viasystems,
                                                      Group, Inc.(electronic manufacturer) (until
                                                      2003); Advisory Director, Interactive Bridge,
                                                      Inc. (college Fundraising) (until 2001);
                                                      Advisory Director, Q Investments (until 2003);
                                                      Advisory Director, JP Morgan Chase Bank
                                                      (formerly Texas Commerce Bank -
                                                      Austin)(since 1988), LIN Television (since
                                                      2002),WilTel Communications (until 2003) and
                                                      Hayes Lemmerz International, Inc. (diversified
                                                      automotive parts supply company)(since 2003).
-----------------------------------------------------------------------------------------------------------------------------------
Charles L. Ladner (3)             Trustee (since      Senior Vice President and Chief Financial                   184
Age: 68                           2005)               Officer, UGI Corporation (public utility holding
                                                      company) (retired 1998); Vice President and
                                                      Director for AmeriGas, Inc. (retired 1998);
                                                      Chairman (since 2004) and Trustee (since
                                                      1979), John Hancock Funds; Chairman and
                                                      Trustee, Dunwoody Village, Inc. (retirement
                                                      services)(until 2003); Director of the following:
                                                      AmeriGas Partners, L.P. (until 1997)(gas
                                                      distribution); Energy North, Inc. (until 1995);
                                                      Parks and History Association (since 2001).

-----------------------------------------------------------------------------------------------------------------------------------
Hassell H. McClellan (3)(4)       Trustee (since      Associate Professor, The Graduate School of the             237
Age: 60                           2005)               Wallace E. Carroll School of Management,
                                                      Boston College; Trustee, John Hancock Funds
                                                      (since 2004).

-----------------------------------------------------------------------------------------------------------------------------------
James M. Oates                    Trustee (since      Managing Director, Wydown Group (financial                  237
(Chairman)(3)                     2005)               consulting firm)(since 1994); Chairman,
 Age: 60                                              Emerson Investment Management, Inc. (since
                                                      2000); Chairman, Hudson Castle Group, Inc.
                                                      (formerly IBEX Capital Markets, Inc.)(financial
                                                      services company) (since 1997).

                                                      Director of the following publicly traded
                                                      companies: Stifel Financial (since 1996);
                                                      Investor Financial Services Corporation (since
                                                      1995); Connecticut River Bancorp (since 1998).

                                                      Director of the following registered investment
                                                      management companies: Trustee, John Hancock
                                                      Funds (since 2004); Director, Phoenix Mutual
                                                      Funds (since  1988, overseeing 20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------------

(1) The business address for each Independent Trustee is 601 Congress Street, Boston, Massachusetts 02210.
(2) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

(3) The Trustee serves on one or more boards within the John Hancock Fund Complex; the date indicated is the earliest date such individual became a Trustee or Director for a John Hancock board.

(4) Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of John Hancock Trust on April 29, 2005.

                 Interested Trustee and Officers of the Fund (1)
-----------------------------------------------------------------------------------------------------------------------------------
Name, Address (1)                 Position(s) Held       Principal Occupation(s) and other                       Number of
(2)                               with Fund (2)          Directorships During Past 5 Years                       Funds in Fund
And Age                                                                                                          Complex
                                                                                                                 Overseen by
                                                                                                                 Trustee
-----------------------------------------------------------------------------------------------------------------------------------
James Boyle                       Trustee (since         President, John Hancock Annuities; Executive Vice           237
Age: 47                           2005)                  President, John Hancock Life Insurance Company
                                                         (since June, 2004); President U.S. Annuities;
                                                         Senior Vice President, The Manufacturers Life
                                                         Insurance Company (U.S.A) (prior to 2004).

-----------------------------------------------------------------------------------------------------------------------------------
Keith F. Hartstein                President (since       Senior Vice President, Manulife Financial                   N/A
Age: 50                           2005)                  Corporation (since 2004); Director, President and
                                                         Chief Executive Officer, John Hancock Advisers,
                                                         LLC and The Berkeley Financial Group, LLC
                                                         ("The Berkeley Group")(holding company);
                                                         Director, President and Chief Executive Officer,
                                                         Distributor; Director, President and Chief
                                                         Executive Officer, Sovereign Asset Management
                                                         Corporation ("SAMCorp."); Director, John
                                                         Hancock Signature Services, Inc.; Director,
                                                         Chairman and President, NM Capital
                                                         Management, Inc. ("NM Capital"); Chairman,
                                                         Investment Company Institute Sales Force
                                                         Marketing  Committee (since 2003); Executive
                                                         Vice President, Distributor (until 2005).

-----------------------------------------------------------------------------------------------------------------------------------
John G. Vrysen                    Chief Financial        Executive Vice President and Chief Financial                N/A
Age: 51                           Officer (since         Officer, Distributor (since 2005);Vice President
                                  2005)                  and General Manager, Fixed Annuities, U.S.
                                                         Wealth Management (until 2005); Vice President,
                                                         Operations, Manulife Wood Logan (2000 to
                                                         2004).

-----------------------------------------------------------------------------------------------------------------------------------
Gordon Shone                      Treasurer (since       Vice President and Chief Financial Officer, John            N/A
Age: 50                           2005)                  Hancock Trust (since 2003); Senior Vice President,
                                                         John Hancock Life Insurance Company (U.S.A.)
                                                         (since 2001); Vice President, The Manufacturers
                                                         Life Insurance Company (U.S.A.) (1998 to 2000).

-----------------------------------------------------------------------------------------------------------------------------------
Betsy A. Seel                     Secretary and Chief    Assistant Vice President and Senior Counsel, U.S.           N/A
Age: 47                           Legal Officer (since   Operations Law Department, John Hancock Life
                                  2005)                  Insurance Company (U.S.A.).

-----------------------------------------------------------------------------------------------------------------------------------
George Boyd                       Assistant Secretary    Senior Counsel, AVP, John Hancock Financial                 N/A
Age: 61                           (since 2005)           Services (since July, 2005); Counsel, Allmerica
                                                         Financial Corporation (1997 to July, 2005)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Francis V. Knox, Jr.              Vice President and     Vice President and Chief Compliance Officer for             N/A
Age: 59                           Chief Compliance       John Hancock Investment Company, John
                                  Officer (since         Hancock Life Insurance Company (U.S.A.), John
                                  2005)                  Hancock Life Insurance Company and John
                                                         Hancock Funds (since 2005); Fidelity Investments
                                                         - Vice President and Assistant Treasurer, Fidelity
                                                          Group of Funds (until 2004); Fidelity Investments
                                                         - Vice President and Ethics & Compliance Officer
                                                         (until 2001).
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Trustee is an "interested person" as defined in the 1940 Act due to his position with MFC (or its affiliates), the ultimate controlling parent of the Fund's investment adviser and principal underwriter.

(2) The business address for the interested Trustee and the officers of the Fund is 601 Congress Street, Boston, Massachusetts 02210.

(3) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

Board Committees

The Board has established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Ladner);
(ii) a Nominating Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Messrs. Cunningham and McClellan) (the interested Trustees may serve as ex-officio members); and (iv) three Investment Committees, each composed solely of Independent Trustees (with the interested Trustees and the President of the Fund serving as ex-officio members in certain cases). For the period ended February 28, 2006, the Audit Committee, Compliance Committee and each of the Investment Committees held one meeting.

Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent accountants for the Fund, approves all significant services proposed to be performed by the independent accountants and considers the possible effect of such services on the independent accountants' independence.

Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by Fund shareholders or group annuity contract owners investing in the Fund through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of the Fund at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.

When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors:
(i) whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the funds, with consideration being given to the person's business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

Compliance Committee. The Compliance Committee reviews and makes recommendation to the full BFoard regarding certain compliance matters relating to the Fund, including the annual report of the Chief Compliance Officer of the

Fund regarding its compliance program, matters relating to the pricing of the funds, the Codes of Ethics of the Fund, the Adviser and the subadviser to the Fund and regulatory changes.

Investment Committees. Each of the Investment Committees reviews investment performance and other matters relating to a particular group of funds of JHF II and the subadvisers to those funds.

Compensation Of Trustees And Officers

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of the Fund for their services. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board chairman receives a $10,000 annual retainer. The Fund does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to the Fund pursuant to the Advisory Agreement described below and receives no compensation from the Fund. The other named officers receive compensation from the Fund, but none is expected to receive compensation from the Fund for the current fiscal year in excess of $60,000. The officers of the Fund spend only a portion of their time on the affairs of the Fund.

                             Compensation Table (1)
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Compensation from the                Total Compensation from the
                                                     Fund (2)                                        Fund
                                                                                        and the John Hancock Fund
              Independent Trustees                                                                  Complex (3)
-----------------------------------------------------------------------------------------------------------------------------------
              Charles L. Bardelis                    $34,500                                        $115,200

-----------------------------------------------------------------------------------------------------------------------------------
              Peter S. Burgess                       $34,500                                          $0.00

-----------------------------------------------------------------------------------------------------------------------------------
              Elizabeth Cook                         $34,500                                          $0.00

-----------------------------------------------------------------------------------------------------------------------------------
              William H. Cunningham                  $34,500                                         $77,500 (4)

-----------------------------------------------------------------------------------------------------------------------------------
              Charles L. Ladner                      $34,500                                        $104,150

-----------------------------------------------------------------------------------------------------------------------------------
              Hassell H. McClellan                   $34,500                                           $0.00

-----------------------------------------------------------------------------------------------------------------------------------
              James M. Oates                         $44,500                                         $11,400
-----------------------------------------------------------------------------------------------------------------------------------

(1) Compensation received for services as a Trustee. The Fund does not have a pension or retirement plan for any of its Trustees or officers. In addition, the Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.
(2) Estimate of compensation to be received by the Independent Trustees as of fiscal year ending August 31, 2006.
(3) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of December 31, 2005. (4) As of December 31, 2005, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $125,996.47 under the Plan.

Trustee Ownership of Shares of the Fund

The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in the John Hancock Fund Complex overseen by the Trustees as of December 31, 2005. None of the Trustees own shares of the Fund since the Fund has not commenced operations.

-----------------------------------------------------------------------------------------------------------------------------------
                                   Dollar Range of Equity Securities            Aggregate Dollar Range of
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                   owned in the Fund                            Holdings in Funds of the John
Name of Trustee                                                                 Hancock Funds Complex
                                                                                Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Charles L. Bardelis                        --                                          $100,001 or more

-----------------------------------------------------------------------------------------------------------------------------------
Peter S. Burgess                           --                                                 --

-----------------------------------------------------------------------------------------------------------------------------------
Elizabeth Cook                             --                                                 --

-----------------------------------------------------------------------------------------------------------------------------------
William H. Cunningham                      --                                         $10,001- 50,000 (1)

-----------------------------------------------------------------------------------------------------------------------------------
Charles L. Ladner                          --                                          $100,001 or more

-----------------------------------------------------------------------------------------------------------------------------------
Hassell H. McClellan                       --                                                 --

-----------------------------------------------------------------------------------------------------------------------------------
James M. Oates                             --                                          $100,001 or more

-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

-----------------------------------------------------------------------------------------------------------------------------------
James Boyle                                --                                                 --

-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2004, the "Aggregate Dollar Range of Holdings in Funds of the John Hancock Funds Complex Overseen by Trustee" would be over $100,000 for Mr. Cunningham.


SHAREHOLDERS OF THE FUND

As of the date of this SAI, the Fund had issued only Class 1 and Class NAV shares. All the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) ("JHLICO U.S.A.") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act. All the Class NAV shares are held by the five Lifestyle Portfolios and the ten Lifecycle Portfolios of the Fund.

JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. MFC is the holding company of Manulife and its subsidiaries. The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

As of the date of this SAI, the Trustees and officers of the Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of the Fund.

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

The Advisory Agreement

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each Fund and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Fund. The Adviser may elect directly to manage the investment and reinvestment of the assets of the Funds, subject to the approval of the Trustees. In directly managing the assets of a Fund, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services, the Adviser receives a fee from the Fund. The fee for the Fund is determined as an annual percentage of the current value of the "aggregate net assets" of the Fund. "Aggregate net assets" of the Fund include the net assets of the Fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the Fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for the Fund is based on the applicable annual rate for the Fund which for each day is equal to the quotient of (i) the sum of the amounts determined by applying the annual percentage rates for the Fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for the Fund is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the Fund. The management fees the Fund currently is obligated to pay the Adviser are as set forth in the Prospectus.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by a fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for the Fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a shareholder of the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement; or (iii) a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act).

Under the Advisory Agreement, the Fund or any Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect as the Fund or the particular Fund. If the Advisory Agreement is no longer in effect, the Fund or the particular Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, John Hancock Life Insurance Company, an affiliate of the Adviser, may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Adviser or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof is the investment adviser.

The Advisory Agreement and Distribution Agreement (discussed below) were approved by all of the Trustees. The Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the JHF II or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of a Fund, and each will terminate automatically if it is assigned.

The Subadvisory Agreement

Duties of the Subadviser. Under the terms of the current subadvisory agreement, JPMorgan Investment Management Inc. (the "Subadviser") manages the investment and reinvestment of the assets of the Fund, subject to the supervision of JHF II's Board of Trustees and the Adviser. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. The Subadviser implements such program by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of JHF II with respect to the implementation of such program. The Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the Fund.

Subadvisory Fees. As compensation for its services, the Subadvisers receives fees from the Adviser computed separately for the Fund. The fee for the Fund is determined as an annual percentage of the current value of the "aggregate net assets" of the Fund. "Aggregate net assets" of the Fund include the net assets of the Fund and the Mid Cap Equity Trust of John Hancock Trust, but only for the period during which the Subadviser also serves as the subadviser to Mid Cap Equity Trust. The fee for the Fund is based on the applicable annual rate for the Fund which for each day is equal to (i) the sum of the amounts determined by applying the annual percentage rates for the Fund to the applicable portions of aggregate net assets divided by and (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for the Fund is accrued daily and paid monthly to the Subadviser. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the Fund.

Additional Information Applicable To Subadvisory Agreement

Term of Subadvisory Agreement. The Subadvisory Agreement will initially continue in effect as to the Fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that Fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of JHF II. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any Fund if a majority of the outstanding voting securities of the Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the Agreement or (b) all of the funds of JHF II.

Failure of Shareholders to Approve Continuance of the Subadvisory Agreement. If the outstanding voting securities of the Fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to the Fund pending the required approval of the continuance of agreement or a new agreement with either that party or a different subadviser, or other definitive action.

Termination of the Agreement. The Subadvisory Agreement may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to such agreement, and also to JHF II. The following parties may terminate the agreements:

- the Board of Trustees of JHF II;
- with respect to the Fund, a majority of the outstanding voting securities of such fund;
- the Adviser; and
- the Subadviser.

The Agreement will automatically terminate in the event of their assignment.

Amendments to the Agreement. The Subadvisory Agreement may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of JHF II (except as noted below) and by the vote of a majority of the Independent Trustees of JHF II, the Adviser or the Subadviser.

The required shareholder approval of any amendment shall be effective with respect to the Fund if a majority of the outstanding voting securities of that Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the amendment or (b) all the funds of JHF II.

As noted under "Subadvisory Arrangements" in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

Approval of Advisory and Subadvisory Agreements By The Board Of Trustees

A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of JHF II is available in the semi-annual report to shareholders for the period ended February 28, 2006.

Other Services

Proxy Voting. JHF II's proxy voting policies and procedures (the "JHF II's Procedures") delegate to the subadviser of the Fund the responsibility to vote all proxies relating to securities held by the Fund in accordance with the subadviser's proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of the Fund and its shareholders. Complete descriptions of the JHF II's Procedures and the proxy voting procedures of the Subadviser are set forth in Appendix D to this SAI.

It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when JHF II, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a subadviser becomes aware of a material conflict of interest, JHF II's Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadviser's proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of the Subadviser are set forth in its proxy voting procedures included in Appendix D.

While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.

Although the Subadviser has a duty to vote all proxies on behalf of the Fund it subadvises, it is possible that the Subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the Subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. The Subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the Fund would lose security lending income if the securities were recalled.

Information regarding how JHF II voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge, on the internet at www.jhfunds.com or upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC's website at www.sec.gov.

DISTRIBUTION AGREEMENTS

JHF II has a Distribution Agreement with John Hancock Funds, LLC, the Distributor. Under the agreement, the Distributor is obligated to use its best efforts to sell shares of JHF II. Shares of the Fund are also sold by selected broker-dealers, banks and registered investment advisers ("Selling Firms") that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Distributor accepts orders for the purchase of the shares of the Fund that are continually offered at NAV next determined, plus any applicable sales charge, if any.

JHF II's Trustees adopted a Distribution Plan with respect to Class 1 shares pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.05% for Class 1 shares of the Fund's average daily net assets attributable to shares of the class of shares. The distribution fees under the 12b-1 Plan will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of Fund shares; and
(ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees under the 12b-1 Plan may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares 12b-1 Plan may also be used for certain shareholder and administrative services.

The 12b-1 Plan and all amendments were approved by the Trustees, including a majority of the Independent Trustees, by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plan.

Pursuant to the 12b-1 Plan, at least quarterly, the Distributor provides the Fund with a written report of the amounts expended under the 12b-1 Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The 12b-1 Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plan provides that it may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to the Distributor. The 12b-1 Plan further provides that it may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the 12b-1 Plan. The 12b-1 Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class 1 shares have exclusive voting rights with respect to the 12b-1 Plan applicable to their class of shares. In adopting the 12b-1 Plan, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plan will benefit the holders of the Class 1 shares of the Fund.

Class NAV shares the Fund are not subject to any distribution plan. Expenses associated with the obligation of the

Distributor to use its best efforts to sell Class NAV will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the 12b-1 Plan for any other class of shares.

Amounts paid to the Distributor by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each fund in proportion to the relative NAV of the participating fund.

The 12b-1 plan recognizes that the Adviser may use its management fee revenue under the Advisory Agreement with the Fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Fund. To the extent that the payment of management fees by the Fund to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plan.

SALES COMPENSATION

As part of its business strategy, the Fund, along with the Distributor, pays compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The primary sources of Selling Firm compensation payments for sales of shares of the Fund are the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of the Fund's assets. The 12b-1 fees for Class 1 are detailed in the Prospectus and under "Distribution Agreements" in this SAI. For Class NAV shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

The Distributor may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of the Fund to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.

Additional Payments to Financial Intermediaries. Shares of the Fund are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Many firms that sell shares of the Fund receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in Distributor's efforts to promote the sale of the Fund's shares. Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor's promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.

As of June 30, 2006, the following member firms of the NASD have arrangements in effect with the Distributor pursuant to which the firm is entitled to a revenue sharing payment:

1st Global Capital Corp.
A. G.  Edwards & Sons, Inc.
AIG Financial Advisors, Inc.

Ameriprise Financial Services, Inc.
AXA Advisors, LLC
Berthel, Fisher & Company Financial Services, Inc.
BNY Investment Center Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
CUSO Financial Services, L.P.
Ferris, Baker, Watts Incorporated
First Tennessee Brokerage, Inc.
H.D. Vest Investment Services
ING Financial Partners, Inc.
Investacorp, Inc.
Janney Montgomery Scott LLC
J.J.B. Hilliard, W. L. Lyons, Inc.
Lincoln Financial Advisors Corporation
Linsco/Private Ledger Corp.
Merrill, Lynch, Pierce, Fenner, & Smith Incorporated
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
National Planning Corporation
Oppenheimer & Co., Inc.
Piper Jaffray & Co.
Raymond James & Associates, Inc.
RBC Dain Rauscher Inc.
Securities America, Inc.
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
UVEST Financial Services, Inc.
Wachovia Securities, LLC
Wells Fargo Investments, LLC

The Distributor also has arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Fund. The Distributor hopes to benefit from revenue sharing by increasing the Fund's net assets, which, as well as benefiting the Fund, would result in additional management and other fees for the Advisers and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Fund.

The revenue sharing payments the Distributor makes may be calculated on sales of shares of funds ("Sales-Based Payments"). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary ("Asset-Based Payments"). Sales-Based Payments primarily create incentives to make new sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain previously sold shares of the Fund in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Fund for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Fund do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Fund in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Fund. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. The Distributor makes payments for entertainment events they deem appropriate, subject to the Distributor's guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, the Adviser or the Fund may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Fund.

NET ASSET VALUE

For purposes of calculating the NAV of a Fund's shares, the following procedures are utilized wherever applicable.

Except for the types of securities described below, securities held by the portfolios will be valued as follows:
- Securities which are traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.
- Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the NYSE.
- Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

Debt Instruments with Remaining Maturities of 60 Days or less; All Instruments Held by the Money Market Fund. Debt instruments with a remaining maturity of 60 days or less held by the Fund will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

ELIGIBLE INVESTORS FOR CLASS 1 AND CLASS NAV SHARES

Class 1 shares are sold only to certain exempt separate accounts of JHLIC U.S.A. and JHLIC New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

Class NAV shares are sold to the five Lifestyle Portfolios of the fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio, and ten Lifecycle Portfolios of JHF II: Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050 Portfolio and Lifecycle Retirement Portfolio. Each of the Lifestyle Portfolios and Lifecycle

Portfolios is a "fund of funds" which invests in various other funds of John JHF II and John Hancock Funds III. Class NAV shares are also sold to certain institutional investors.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the Fund's NAV.

JHF II has adopted Procedures Regarding Redemptions in Kind by Affiliates (the "Procedures") to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company such as the Fund from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:

     - the distribution is effected through a pro rata distribution of the distributing fund's portfolio securities;
     - the distributed securities are valued in the same manner as they are in computing the fund's net asset value;
     - neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and
     - the Trustees of the Fund, including a majority of the independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other fund within John Hancock Funds Complex offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Exchanges between funds are based on their respective NAVs. No sales charge is imposed.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "Additional Information Concerning Taxes".

The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Additional Information Concerning Taxes".

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the Fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC, the Distributor.

DESCRIPTION OF FUND SHARES

The Trustees of the Fund are responsible for the management and supervision of each fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series or funds and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of 80 series. Additional series may be added in the future. The Trustees have also authorized the issuance of 14 classes of shares of each fund, designated as Class A, Class B, Class C, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class I, Class 1, Class 3, and Class 5. Not all funds will issue all classes of shares. Additional classes of shares may be authorized in the future.

The shares of each class of a fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no fund of JHF II shall be liable for the liabilities of any other Fund. Furthermore, no fund included in the Prospectus shall be liable for the liabilities of any other fund with the John Hancock Funds Complex. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. JHF II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

JHF II believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund of JHF II does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company, a fund must, among other things, derive its income from certain sources. Specifically, in each taxable year a fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

The Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "Investment Policies -- Hedging And Other Strategic Transactions"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a "passive foreign investment company" (a "PFIC"), the fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing Fund" under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

PORTFOLIO BROKERAGE

Pursuant to the Subadvisory Agreement, the Subadviser is responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The Subadviser has no formula for the distribution of the Fund's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable Fund. The cost of securities transactions for the Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the Subadviser will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadviser will give consideration to a number of factors, including:
-price, dealer spread or commission, if any, -the reliability, integrity and financial condition of the broker-dealer, -size of the transaction,
-difficulty of execution,
-brokerage and research services provided, and -confidentiality and anonymity.

Consideration of these factors by the Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser, could result in the applicable Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Soft Dollar Considerations. In selecting brokers and dealers, the Subadviser will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, the Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, the Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the Subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A "step-out" is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have trading desk of their own.

The Subadviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising several of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Subadviser and its affiliates receive such services.

As noted above, the Subadviser may purchase new issues of securities for the Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other Subadviser clients, and the Subadviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
- the value of securities,
- the advisability of purchasing or selling securities,
- the availability of securities or purchasers or sellers of securities, and
- analyses and reports concerning (a) issuers, (b) industries, (c) securities,
(d) economic, political and legal factors and trends and (e) portfolio strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

To the extent research services are used by the Subadviser, such services would tend to reduce such party's expenses. However, the Subadviser does not believe that an exact dollar value can be assigned to these services. Research services received by the Subadviser from brokers or dealers executing transactions for the Fund will also be available for the benefit of other funds managed by the Subadviser.

Allocation of Trades by the Subadvisers. The Subadviser manages a number of accounts other than the Fund. Although investment determinations for the Fund will be made by the Subadviser independently from the investment determinations made by them for any other account, investments deemed appropriate for the Fund by the Subadviser may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund and other accounts. In such circumstances, the Subadviser may determine that orders for the purchase or sale of the same security for the Fund and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadviser to be equitable and in the best interest of the Fund and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

Affiliated Underwriting Transactions by the Subadvisers. JHF II, on behalf of the Fund, has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Subadviser participate. These procedures prohibit a fund from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for certain share classes of the Fund other than Class 1 and Class NAV shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

__________________________, independent registered public accounting firm, has been appointed as independent registered public accountants for the Fund. __________________________ has offices at ___________________________________.

CUSTODY OF PORTFOLIO SECURITIES

State Street Bank and Trust Company, ("State Street") Avenue 2 de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Fund's assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODES OF ETHICS

JHF II, the Adviser, Subadviser and Distributor have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Fund.

APPENDIX A

DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

       A-1    The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

       A-2    Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."


Bonds:

       AAA    Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

       AA     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

       A      Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB    Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

       BB-B-CCC-CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       D      Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

       P-1    The rating P-1 is the highest commercial paper rating assigned by
             Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

       P-2    Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

       Aaa    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa     Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A      Bonds which are rated A by Moody's possess many favorable
             investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa    Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       B      Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

       Caa    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca     Bonds which are rated Ca represent obligations which are
             speculative in high degree. Such issues are often in default or have other marked shortcomings.

       C      Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

APPENDIX B

                             ADOPTED AUGUST 23, 2005

                              JOHN HANCOCK FUNDS II
                             JOHN HANCOCK FUNDS III

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

            DISCLOSURE OF PORTFOLIO HOLDINGS TO NONAFFILIATED PERSONS

Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1. RATING ORGANIZATIONS

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2. VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3. PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

4. COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5. COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

6. INSTITUTIONAL TRADERS

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

7. OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

             DISCLOSURE OF PORTFOLIO HOLDINGS TO AFFILIATED PERSONS

The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

                       RESOLUTION OF CONFLICTS OF INTEREST

If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

                POSTING OF TRUST PORTFOLIO HOLDINGS ON A WEBSITE

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

                                CHANGES TO POLICY

Any material changes to this policy must be approved by the Trusts' Board of Trustees.

                    REPORTS TO THE TRUST'S BOARD OF TRUSTEES

The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

         APPLICABILITY OF POLICY TO THE TRUSTS' ADVISER AND SUBADVISERS

This policy shall apply to the Trusts' Adviser and each of its subadvisers.

         APPENDIX A TO POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.

              III. Employees* of the Trusts' custodian who provide services to either of the Trust.

              IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trust.

* Includes temporary employees

APPENDIX C

PORTFOLIO MANAGER

                               Mid Cap Equity Fund

                         Information as of June 30 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                      Mid Cap Equity Fund ("Fund")

                                          J.P. Morgan Investment Management Inc. ("Adviser")
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)                   (a)(2) For each person identified in column (a)(1), provide number
Identify                 of other accounts managed by the person within each category
portfolio                below and the total assets in the accounts managed within each
manager(s)               category below
of the                   -----------------------------------------------------------------------------------------------------------
Adviser to               Registered Investment    Other Pooled             Other Accounts
be named                 Companies                Investment
in the Fund
prospectus                                        Vehicles
                         --------------------------------------------------------------------------
                         Number     Total         Number     Total         Number     Total
                         of         Assets        of         Assets        of         Assets
                         Accounts  (in millions)  Accounts  (in millions)  Accounts  (in millions)
---------------------------------------------------------------------------------------------------
Silvio Tarca             10         7053.00       6          5723.00       13          424.50
------------------------------------------------------------------------------------------------------------------------------------
Jason Alonzo             10         7053.00       6          5723.00       13          424.50
------------------------------------------------------------------------------------------------------------------------------------
Robert Weller            10         7053.00       6          5723.00       13          424.50

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                          Mid Cap Equity Fund ("Fund")

               J.P. Morgan Investment Management Inc. ("Adviser")
-------------------------------------------------------------------------------
                 (a)(3) For each of the categories in column (a)(2),
                 provide number of accounts and the total assets in the
                 accounts with respect to which the advisory fee is based
                 on the performance of the account





-------------------------------------------------------------------------------
                 Registered Investment     Other Pooled       Other Accounts
                 Companies                 Investment
                                           Vehicles


-------------------------------------------------------------------------------
                 Number     Total Assets   Number    Total    Number of  Total
                 of                        of        Assets   Accounts   Assets
                 Accounts                  Accounts
-------------------------------------------------------------------------------
Silvio Tarca    N/A         N/A            N/A      N/A      N/A        N/A
-------------------------------------------------------------------------------
Jason Alonzo    N/A         N/A            N/A      N/A      N/A        N/A

-------------------------------------------------------------------------------
Robert Weller   N/A         N/A            N/A      N/A      N/A        N/A

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


1.       Potential Conflicts

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)'s and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan's or its affiliate's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts it manages to participate in an offering to increase JP Morgan's or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients, JP Morgan and its affiliates have policies and procedures designed to manage the conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempts to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.


(b) Portfolio Manager Compensation

J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these deferred amounts vest, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.


(c) Ownership of Securities

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager   None      $1-$10,000   $10,001-       $50,001-$100,000    $100,001-         $500,001 -      over
                                           $50,000                            $500,000          $1,000,000      $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Silvio Tarca                  N/A          N/A            N/A                 N/A               N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------
Jason Alonzo                  N/A          N/A            N/A                 N/A               N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------
Robert Weller                 N/A          N/A            N/A                 N/A               N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX D

PROXY VOTING POLICIES AND PROCEDURES


Adopted August 23, 2005

                           JOHN HANCOCK FUNDS II & III
                      PROXY VOTING POLICIES AND PROCEDURES

                                Table of Contents

                  I. DELEGATION OF PROXY VOTING TO SUBADVISERS

A. DELEGATION
B. PROXY VOTING POLICIES AND PROCEDURES
C. UNDERLYING FUNDS

II. MATERIAL CONFLICTS OF INTEREST

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

A. DISCLOSURE OF PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST
B. DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT
C. FILING OF PROXY VOTING RECORD ON FORM N-PX

IV. ANNUAL APPROVAL OF PROXY VOTING POLICIES AND PROCEDURES

                                      * * *

I. DELEGATION OF PROXY VOTING TO SUBADVISERS

A. DELEGATION

The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

B. PROXY VOTING PROCEDURES

Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

C. UNDERLYING FUNDS

With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or
(G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II. MATERIAL CONFLICTS OF INTEREST

If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies. If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

A. DISCLOSURE OF POLICIES AND PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION

The Trusts shall disclose in their Statements of Additional Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

B. DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

The Trusts shall disclose in their annual and semi-annual shareholder reports that:

a) a description of the Trusts' proxy voting policies and procedures and

b) the Trusts' proxy voting record for the most recent 12 month period ending June 30th, are available:

1. on the SEC's website, and

2. without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

C. FILING OF PROXY VOTING RECORD ON FORM N-PX

The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV. ANNUAL APPROVAL OF PROXY VOTING PROCEDURES

The Trusts' proxy voting policies and procedures shall be re-approved by the Trusts' Boards of Trustees at least annually. PROXY POLICIES AND PROCEDURES

ADOPTED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A. PROXY POLICIES

Each of A I M Advisors, Inc., A I M Capital Management Group, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I. BOARDS OF DIRECTORS

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit and compensation committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

- Are not independent directors and sit on the board's audit or compensation committee;

- Attend less than 75 percent of the board and committee meetings without a valid excuse;

- Implement or renew a dead-hand or modified dead-hand poison pill;

- Enacted egregious corporate governance policies or failed to replace management as appropriate;

- Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

     Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

- Long-term financial performance of the target company relative to its industry;

- Management's track record;

- Portfolio manager's assessment;

- Qualifications of director nominees (both slates);

- Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

- Background to the proxy contest.

II. INDEPENDENT AUDITORS

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

- It is not clear that the auditors will be able to fulfill their function;

- There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

- The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III. COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.
- We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.
- We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.
- We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.
- We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.
- We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

IV. CORPORATE MATTERS
We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

- We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

- We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

- We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

- We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V. SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

- We will generally abstain from shareholder social and environmental proposals.

- We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

- We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

- We will generally vote for proposals to lower barriers to shareholder action.

- We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI. OTHER

- We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

- We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

- We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B. PROXY COMMITTEE PROCEDURES

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department. The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2. AIM will not publicly announce its voting intentions and the reasons therefore.

3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C. BUSINESS/DISASTER RECOVERY

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D. RESTRICTIONS AFFECTING VOTING

If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E. CONFLICTS OF INTEREST

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                            JPMorgan Asset Management
                               Global Proxy Voting
                            Procedures and Guidelines


                                  2006 Edition

                                  April 1, 2006

                            Table of Contents- Global


Part I:   JPMorgan Asset Management Global Proxy-Voting Procedures


          A. Objective.....................................................    3

          B. Proxy Committee...............................................    3

          C. The Proxy Voting Process......................................  3-4

          D. Material Conflicts of Interest................................    5

          E. Escalation of Material Conflicts of Interest..................    5

          F. Recordkeeping.................................................    6

             Exhibit A.....................................................    6


Part II:  JPMorgan Asset Management Global Proxy-Voting Guidelines



          A. North America................................................  8-21
Table of Contents.........................................................  9-10

             Guidelines..................................................  11-21



          B. Europe, Middle East, Africa, Central America
             and South America...........................................  22-33

             Table of Contents..............................................  23

             Guidelines..................................................  24-33



          C. Asia (ex-Japan).............................................  34-42

             Table of Contents..............................................  35

             Guidelines..................................................  36-42



          D. Japan.......................................................  43-44

Part I:  JPMorgan Asset Management Global
                Proxy Voting Procedures



A.   Objective


     As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a "JPMAM Entity" and collectively as "JPMAM") may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures. (1)


     These Procedures incorporate detailed guidelines for voting proxies on specific types of issues

     (the "Guidelines"). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.


B.   Proxy Committee


     To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.


The Proxy Voting Process (2)


     JPMAM investment professionals monitor the corporate actions of the companies held in their clients' portfolios. To assist JPMAM investment professionals with public companies' proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service ("Independent Voting Service"). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service's analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below).

     -----------------------
     (1) 1. Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group's proxy voting policies and not the policies of JPMAM. The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMAM, except, to the extent the JPMAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund. The Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavorial Value Fund, and the UM Small Cap Growth Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.
     (2)The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.


C.   The Proxy Voting Process - Continued


     Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.



     Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator ("Proxy Administrator") for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service's recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, "Overrides"); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.


     In the event investment professionals are charged with recommending how to vote the proxies, the Proxy

Administrator's duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.



     In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification ("Certification") which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase ("JPMC") Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM'S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients' interests.

D.   Material Conflicts of Interest

     The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser's interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM's investment processes and decisions, including proxy-voting decisions, and to protect JPMAM's decisions from influences that could lead to a vote other than in its clients' best interests, JPMC (including JPMAM) adopted a SafePolicy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM's predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

     Examples of such material conflicts of interest that could arise include circumstances in which:

     (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM's voting decision.


E.   Escalation of Material Conflicts of Interest


     When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.


     Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:

     o    removing certain JPMAM personnel from the proxy voting process;
     o "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
     o voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
     o deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

     The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

F.   Recordkeeping


     JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

     o    a copy of the JPMAM Proxy Voting Procedures and Guidelines;
     o    a copy of each proxy statement received on behalf of JPMAM clients;
     o    a record of each vote cast on behalf of JPMAM client holdings;
     o a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
     o a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
     o a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

     It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.


                                    Exhibit A

     JPMorgan High Yield Partners LLC
     JPMorgan Investment Advisors Inc.
     Bank One Trust Company, NA
     JPMorgan Chase Bank , NA
     J.P. Morgan Asset Management (London) Limited
     J.P. Morgan Asset Management (UK) Limited
     J.P. Morgan Investment Management Inc.
     J.P. Morgan Investment Management Limited
     JF Asset Management Limited
     JF Asset Management (Singapore) Limited
     JF International Management Inc.
     Pacholder & Company, LLC
     Security Capital Research & Management Incorporated






Part II: Proxy Voting Guidelines
--------------------------------

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JMPFAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.












Part II.A: North America Proxy Voting

Part II.A: North America Guidelines Table of Contents
-----------------------------------------------------

   1. Uncontested Director Elections....................................................11

   2. Proxy Contests....................................................................11
      a. Election of Directors..........................................................11
      b. Reimburse Proxy Solicitation Expenses..........................................11

   3. Ratification of Auditors..........................................................11

   4. Proxy Contest Defenses.........................................................12-13
      a. Board Structure: Staggered vs. Annual Elections................................12
      b. Shareholder Ability to Remove Directors........................................12
      c. Cumulative Voting..............................................................12
      d. Shareholder Ability to Call Special Meeting....................................13
      e. Shareholder Ability to Act by Written Consent..................................13
      f. Shareholder Ability to Alter the Size of the Board.............................13

   5. Tender Offer Defenses..........................................................13-14
      a. Poison Pills...................................................................13
      b. Fair Price Provisions..........................................................13
      c. Greenmail......................................................................13
      d. Unequal Voting Rights..........................................................13
      e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws..........13
      f. Supermajority Shareholder Vote Requirement to Approve Mergers..................14

   6. Miscellaneous Board Provisions.................................................14-15
      a. Separate Chairman and CEO Positions............................................14
      b. Lead Directors and Executive Sessions..........................................14
      c. Majority of Independent Directors..............................................14
      d. Stock Ownership Requirements...................................................14
      e. Term of Office.................................................................15
      f. Director and Officer Indemnification and Liability Protection..................15
      g. Board Size.....................................................................15
      h. Majority Vote Standard.........................................................15

   7. Miscellaneous Governance Provisions............................................15-16
      a. Independent Nominating Committee...............................................15
      b. Confidential Voting............................................................15
      c. Equal Access...................................................................15
      d. Bundled Proposals..............................................................15
      e. Charitable Contributions.......................................................15
      f. Date/Location of Meeting.......................................................15
      g. Include Nonmanagement Employees on Board.......................................16
      h. Adjourn Meeting if Votes are Insufficient......................................16
      i. Other Business.................................................................16
      j. Disclosure of Shareholder Proponents...........................................16

   8. Capital Structure..............................................................16-17
      a. Common Stock Authorization.....................................................16
      b. Stock Distributions: Splits and Dividends......................................16
      c. Reverse Stock Splits...........................................................16
      d. Blank Check Preferred Authorization............................................16
      e. Shareholder Proposals Regarding Blank Check Preferred Stock....................16
      f. Adjustments to Par Value of Common Stock.......................................16
      g. Restructurings/Recapitalizations...............................................17
      h. Share Repurchase Programs......................................................17
      i. Targeted Share Placements......................................................17

Part II.A: North America Guidelines Table of Contents
-----------------------------------------------------
   9. Executive and Director Compensation............................................17-18

      a. Stock-based Incentive Plans.................................................17-18
      b. Approval of Cash or Cash-and-Stock Bonus Plans.................................18
      c. Shareholder Proposals to Limit Executive and Director Pay......................18
      d. Golden and Tin Parachutes......................................................18
      e. 401(k) Employee Benefit Plans..................................................18
      f. Employee Stock Purchase Plans..................................................18
      g. Option Expensing...............................................................18
      h. Option Repricing...............................................................18
      i. Stock Holding Periods..........................................................18

   10. Incorporation....................................................................19
      a. Reincorporation Outside of the United States...................................19
      b. Voting on State Takeover Statutes..............................................19
      c. Voting on Reincorporation Proposals............................................19

   11. Mergers and Corporate Restructurings.............................................19
      a. Mergers and Acquisitions.......................................................19
      b. Nonfinancial Effects of a Merger or Acquisition................................19
      c. Corporate Restructuring........................................................19
      d. Spin-offs......................................................................19
      e. Asset Sales....................................................................19
      f. Liquidations...................................................................19
      g. Appraisal Rights...............................................................19
      h. Changing Corporate Name........................................................19

   12. Social and Environmental Issues...............................................19-20
      a. Energy and Environment.........................................................19
      b. Northern Ireland...............................................................20
      c. Military Business..............................................................20
      d. International Labor Organization Code of Conduct...............................20
      e. Promote Human Rights in China, Nigeria, and Burma..20
      f. World Debt Crisis..............................................................20
      g. Equal Employment Opportunity and Discrimination................................20
      h. Animal Rights..................................................................20
      i. Product Integrity and Marketing................................................20
      j. Human Resources Issues.........................................................20
      k. Link Executive Pay with Social and/or Environmental Criteria...................20

   13. Foreign Proxies..................................................................21

   14. Pre-Solicitation Contact.........................................................21

Part II.A: North America Guidelines

1. Uncontested Director Elections Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

    1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

    2) implement or renew a dead-hand or modified dead-hand poison pill; or adopted or renewed a poison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption.

    3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

    4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or

    5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

    6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

    7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than six public company boards.

    8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a - Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

    9)WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company's internal controls.

    Special attention will be paid to companies that display a chronic lack of shareholder accountability.

2.  Proxy Contests
    2a. Election of Directors Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

    2b. Reimburse Proxy Solicitation Expenses Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

3.  Ratification of Auditors
    Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

    Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

    Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

4.  Proxy Contest Defenses
    4a. Board Structure: Staggered vs. Annual Elections Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company's governing documents contain each of the following provisions:

    1) Majority of board composed of independent directors,

    2) Nominating committee composed solely of independent directors,

    3) Do not require more than a two-thirds shareholders' vote to remove a director, revise any bylaw or revise any classified board provision,

    4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

    5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

    6) Absence of superior voting rights for one or more classes of stock,

    7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

    8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

    4b. Shareholder Ability to Remove Directors
    Vote against proposals that provide that directors may be removed only for cause.

    Vote for proposals to restore shareholder ability to remove directors with or without cause.

    Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

    Vote for proposals that permit shareholders to elect directors to fill board vacancies.

    4c. Cumulative Voting
    Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company's governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

    1) Annually elected board,

    2) Majority of board composed of independent directors,

    3) Nominating committee composed solely of independent directors,

    4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

    5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

    6) Absence of superior voting rights for one or more classes of stock,

    7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

    8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead- hand poison pill).

    4d. Shareholder Ability to Call Special Meeting
    Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

    Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

    4e. Shareholder Ability to Act by Written Consent
    We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders' meeting and matters to be discussed therein seems a reasonable protection of minority shareholder rights.

    We generally vote against proposals to allow or facilitate shareholder action by written consent.

    4f. Shareholder Ability to Alter the Size of the Board
    Vote for proposals that seek to fix the size of the board.

    Vote against proposals that give management the ability to alter the size of the board without shareholder approval.


5.  Tender Offer Defenses
    5a. Poison Pills Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

    Review on a case-by-case basis shareholder proposals to redeem a company's poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

    Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

    5b. Fair Price Provisions
    Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

    Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

    5c. Greenmail
    Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

    5d. Unequal Voting Rights
    Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

    Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

    5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

    Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

    5f. Supermajority Shareholder Vote Requirement to Approve Mergers
    Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

    Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.  Miscellaneous Board Provisions
    6a. Separate Chairman and CEO Positions We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

        o Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

            (1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

            (2) Serves as liaison between the chairman and the independent directors,

            (3) Approves information sent to the board,

            (4) Approves meeting agendas for the board,

            (5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

            (6) Has the authority to call meetings of the independent directors,
                and

            (7) If requested by major shareholders, ensures that he is available for consultation and direct communication;

        o   2/3 of independent board;

        o   All-independent key committees;

        o   Committee chairpersons nominated by the independent directors;

        o CEO performance is reviewed annually by a committee of outside directors; and

        o   Established governance guidelines.

        Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

    6b. Lead Directors and Executive Sessions
    In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

    6c. Majority of Independent Directors
    We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

    Vote for shareholder proposals requesting that the board's audit, compensation, and/or nominating committees include independent directors exclusively.

    Generally vote for shareholder proposals asking for a 2/3 independent board.

    6d. Stock Ownership Requirements
    Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

    6e. Term of Office
    Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

    6f. Director and Officer Indemnification and Liability Protection Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

    Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the duty of care.

    Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

    Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company's best interests, and (2) the director's legal expenses would be covered.

    6g. Board Size
    Vote for proposals to limit the size of the board to 15 members.

    6h. Majority Vote Standard
    We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company's governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.  Miscellaneous Governance Provisions
    7a. Independent Nominating Committee
    Vote for the creation of an independent nominating committee.

    7b. Confidential Voting
    Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

    Vote for management proposals to adopt confidential voting.

    7c. Equal Access
    Vote for shareholder proposals that would give significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

    7d. Bundled Proposals
    Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

    7e. Charitable Contributions
    Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

    7f. Date/Location of Meeting
    Vote against shareholder proposals to change the date or location of the shareholders' meeting. No one site will meet the needs of all shareholders.

    7g. Include Nonmanagement Employees on Board
    Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

    7h. Adjourn Meeting if Votes are Insufficient
    Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

    7i. Other Business
    Vote for proposals allowing shareholders to bring up "other matters" at shareholder meetings.

    7j. Disclosure of Shareholder Proponents
    Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8. Capital Structure
    8a. Common Stock Authorization
    Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

    Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

    8b. Stock Distributions: Splits and Dividends
    Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance as measured by total shareholder returns.

    8c. Reverse Stock Splits
    Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company's industry and performance in terms of shareholder returns.

    Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

    8d. Blank Check Preferred Authorization
    Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

    Vote for proposals to create "blank check" preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

    Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

    Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance as measured by total shareholder returns.

    8e. Shareholder Proposals Regarding Blank Check Preferred Stock
    Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

    8f. Adjustments to Par Value of Common Stock
    Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

    8g. Restructurings/Recapitalizations
    Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. Consider the following issues:

    Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

    Change in Control--Will the transaction result in a change in control of the company?

    Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there areclear signs of self-dealing or other abuses.

    8h. Share Repurchase Programs
    Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

    8i. Targeted Share Placements
    These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9. Executive and Director Compensation

    9a. Stock-based Incentive Plans
    Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

    Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

    Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote-- even in cases where the plan cost is considered acceptable based on the quantitative analysis.

    We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company's most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company's most recent three-year burn rate exceeds two percent of common shares outstanding.

    For companies in the Russell 3000 we will generally vote against a plan when there is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.


    9b. Approval of Cash or Cash-and-Stock Bonus Plans
    Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

    9c. Shareholder Proposals to Limit Executive and Director Pay
    Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

    Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

    Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

    9d. Golden and Tin Parachutes
    Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

    9e. 401(k) Employee Benefit Plans
    Vote for proposals to implement a 401(k) savings plan for employees.

    9f. Employee Stock Purchase Plans
    Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

    Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee's contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

    9g. Option Expensing
    Generally, vote for shareholder proposals to expense fixed-price options.

    .

    9h. Option Repricing
    In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

    9i. Stock Holding Periods
    Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

    9j. Transferable Stock Options
    Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.


10. Incorporation
    10a. Reincorporation Outside of the United States Generally speaking, we will vote against companies looking to reincorporate outside of the U.S.

    10b. Voting on State Takeover Statutes

    Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).
    10c. Voting on Reincorporation Proposals Proposals to change a company's state of incorporation should be examined on a case-by-case basis. Review management's rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11. Mergers and Corporate Restructurings
    11a. Mergers and Acquisitions
    Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

    11b. Nonfinancial Effects of a Merger or Acquisition
    Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

    11c. Corporate Restructuring
    Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, "going private" proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

    11d. Spin-offs
    Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

    11e. Asset Sales
    Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

    11f. Liquidations
    Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

    11g. Appraisal Rights
    Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

    11h. Changing Corporate Name
    Vote for changing the corporate name.

12. Social and Environmental Issues
    12a. Energy and Environment
    Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

Vote for proposals that request companies to outline their preparedness to comply with the Kyoto Protocol. Vote case-by-case on disclosure reports that seek additional information.


12b. Northern Ireland
    Vote case-by-case on proposals pertaining to the MacBride Principles.

    Vote case-by-case on disclosure reports that seek additional information about progress being made toward eliminating employment discrimination.

    12c. Military Business
    Vote case-by-case on defense issue proposals.

    Vote case-by-case on disclosure reports that seek additional information on military-related operations.
    12d. International Labor Organization Code of Conduct Vote case-by-case on proposals to endorse international labor organization code of conducts.

    Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

    12e. Promote Human Rights in China, Nigeria, the Sudan and Burma
    Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

    Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

    12f. World Debt Crisis
    Vote case-by-case on proposals dealing with third world debt.

    Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

    12g. Equal Employment Opportunity and Discrimination
    Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

    Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

    12h. Animal Rights
    Vote case-by-case on proposals that deal with animal rights.

    12i. Product Integrity and Marketing
    Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

    Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

    12j. Human Resources Issues
    Vote case-by-case on proposals regarding human resources issues.

    Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

    12k. Link Executive Pay with Social and/or Environmental Criteria
    Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

     Vote case-by-case on disclosure reports that seek additional information regarding this issue.



13. Foreign Proxies
    Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14. Pre-Solicitation Contact
    From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

    What is material non-public information?
    The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

    o   a pending acquisition or sale of a substantial business;
    o financial results that are better or worse than recent trends would lead one to expect;
    o   major management changes;
    o   an increase or decrease in dividends;
    o calls or redemptions or other purchases of its securities by the company;
    o   a stock split, dividend or other recapitalization; or
    o financial projections prepared by the Company or the Company's representatives.

    What is pre-solicitation contact?
    Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

    Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

    It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

Part II.B:   Europe, Middle East, Africa, Central America and South America
----------------------------------------------------------------------------
Proxy Voting
------------

Part II.B:   Europe, Middle East, Africa, Central America and South America
----------------------------------------------------------------------------
Guidelines Table of Contents
----------------------------


1.  Reports & Accounts..................................................................24
    a.  Annual Report...................................................................24
    b.  Remuneration Report.............................................................24

2.  Dividends...........................................................................24

3.  Auditors............................................................................24
    a.  Auditor Independence............................................................24
    b.  Auditor Remuneration............................................................24

4.  Boards...........................................................................25-26
    a.  Chairman & CEO..................................................................25
    b.  Board Structure.................................................................25
    c.  Board Size......................................................................25
    d.  Board Independence..............................................................25
    e.  Board Committees.............................................................25-26

5.  Directors .......................................................................26-27
    a.  Directors' Contracts............................................................26
    b.  Executive Director Remuneration.................................................26
    c.  Director Liability..............................................................27
    d.  Directors over 70...............................................................27

6.  Non-Executive Directors.............................................................27
    a.  Role of Non-Executive Directors.................................................27
    b.  Director Independence...........................................................27
    c.  Non-Executive Director Remuneration.............................................27
    d.  Multiple Directorships..........................................................27
    e.  Investment Trust Directors......................................................27

7.  Issue of Capital....................................................................28
    a.  Issue of Equity.................................................................28
    b.  Issue of Debt...................................................................28
    c.  Share Repurchase Programmes.....................................................28

8.  Mergers/Acquisitions................................................................28

9.  Voting Rights.......................................................................28

10. Share Options/Long-Term Incentive Plans (L-TIPs)....................................29
    a.  Share Options...................................................................29
    b.  Long-Term Incentive Plans (L-TIPs)..............................................29


11. Others...........................................................................29-30
    a.  Poison Pills....................................................................29
    b.  Composite Resolutions...........................................................30
    c.  Social/Environmental Issues.....................................................30
    d.  Charitable Issues...............................................................30
    e.  Political Issues................................................................30

12. Activism.........................................................................30-32
    a.  Shareholder Activism and Company Engagement.....................................30
    b.  Activism Policy..............................................................31-32


13. Sustainability...................................................................32-33
    a.  Sustainability Statement........................................................32
    b.  Sustainability Policy........................................................32-33

Part II.B:   Europe, Middle East, Africa, Central America and South America
---------------------------------------------------------------------------
Guidelines
----------

1.  Reports & Accounts
    1a. Annual Report
    Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

    The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist. For UK companies, a statement of compliance with the Combined Code should be made, together with detailed explanations regarding any area of non-compliance.

    Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (while meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.


    1b. Remuneration Report
    The remuneration policy as it relates to senior management should be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of executive directors' emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report if we feel that the explanation is insufficient.

    See Executive Director Remuneration


2.  Dividends
    Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if the earnings and cash cover are inadequate and we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.


3.  Auditors
    3a. Auditor Independence
    Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMF will vote against the appointment or reappointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.

    3b. Auditor Remuneration
    Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit Committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company's total expenditure on consultancy, and there should be a mechanism in place to ensure that consultancy work is put out to competitive tender.

    We would oppose non-audit fees consistently exceeding audit fees, where no explanation was given to shareholders. Audit fees should never be excessive.

    See Audit Committee

4. Boards
    4a. Chairman & CEO
    The Combined Code states that there should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMF believes that the roles of Chairman and Chief Executive Officer should normally be separate. JPMF will generally vote against combined posts.

    4b. Board Structure
    JPMF is in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We agree with the Combined Code, which finds that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for reelection on a regular basis.

    JPMF will generally vote to encourage the gradual phasing-out of tiered board structures, in favour of unitary boards. However, tiered boards are still very prevalent in markets outside the UK and local market practice will always be taken into account.

    4c. Board Size
    Boards with more than 20 directors are deemed excessively large, and JPMF will exercise its voting powers in favour of reducing large boards wherever possible.

    4d. Board Independence
    JPMF believes that a strong independent element to a board is essential to the effective running of a company. The Combined Code states that the calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions.

    We agree with the ICGN, and the findings of the Higgs Review, that the majority of a board of directors should be independent, especially if the company has a joint Chairman/CEO. However, as a minimum, all boards should have at least three independent non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

    JPMF will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

    See Non Executive Directors

    4e. Board Committees
    Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

        (i) Nomination Committee There should be a formal nomination process for the appointment of Directors with both executive and non-executive representation. Nomination Committees should be majority-independent.

        (ii) Remuneration Committee
            Boards should appoint Remuneration Committees consisting exclusively of independent non-executive directors, with no personal financial interest in relation to the matters to be decided, other than their fees and their shareholdings. Non-executive directors should have no potential conflicts of interest arising from cross-directorships and no day-to-day involvement in the running of the business. We would oppose the re-election of any non- executive director who, in our view, had failed to exercise sound judgement on remuneration issues.

        Responsibility for the remuneration report (where applicable) should lie with the Remuneration Committee.

        See Remuneration Report

    4e. Board Committees - Continued

        (iii) Audit Committee
              An Audit Committee should be established consisting solely of non-executive directors, who should be independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of up-to-date financial literacy and there should be written terms of reference which deal clearly with their authority and duties. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence, and they should have an explicit right of unrestricted access to company documents and information. The Committee should have the authority to engage independent advisers where appropriate and also should have responsibility for selecting and recommending to the board, the external auditors to be put forward for appointment by the shareholders in general meeting. The Committee should monitor and review the scope and results of internal audit work on a regular basis. The Committee should be able to give additional assurance about the quality and reliability of financial information used by the board and public financial statements by the company.

5.  Directors
    5a. Directors' Contracts
    JPMF believes that there is a strong case for directors' contracts being of one year's duration or less. This is in line with the findings of recent UK Government committees as well as the view of the NAPF and ABI. However, JPMF always examines these issues on a case-by-case basis and we are aware that there will occasionally be a case for contracts of a longer duration in exceptional circumstances, in order to secure personnel of the required calibre.

    Generally, we encourage contracts of one year or less and vote accordingly. Unless the Remuneration Committee gives a clearly-argued reason for contracts in excess of one year, we will vote against the re-election of any director who has such a contract, as well as consider the re-election of any director who is a member of the Remuneration Committee.

    Directors' contracts increasingly contain special provisions whereby additional payment becomes due in the event of a change of control. We agree with the view of the NAPF and ABI that such terms are inappropriate and should be discouraged and, under normal circumstances, we will use our voting power accordingly.

    Market practice globally regarding the length of directors' service contracts varies enormously, and JPMF is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMF takes into account local market practice when making judgements in this area.

    5b. Executive Director Remuneration
    Executive remuneration is, and will remain, a contentious issue, particularly the overall quantum of remuneration. However, company policy in this area cannot be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of Remuneration Committees. Any remuneration policy should be transparent and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report.

    JPMF will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent Remuneration Committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans.

    We strongly believe that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year's salary, in order to align fully their interests with the interests of shareholders.

    See Stock Options and Long-Term Incentive Plans (L-TIPs)

    See Remuneration Report

    5c. Director Liability
    In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

    JPMF will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

    5d. Directors over 70
    While special requirements for directors over 70 have their roots in company legislation (in the UK) as well as various corporate governance guidelines, JPMF considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.

6.  Non-Executive Directors
    6a. Role of Non-Executive Directors
    As stated earlier in these guidelines, JPMF believes that a strong independent element to a board is essential to the effective running of a company. We will use our voting power to ensure that a healthy independent element to the board is preserved at all times and to oppose the re-election of non- executive directors whom we no longer consider to be independent.

    In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

    In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

    Audit and Remuneration Committees should be composed exclusively of independent directors.

    6b. Director Independence
    We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

    A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer be deemed to be independent.

    6c. Non-Executive Director Remuneration
    JPMF strongly believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded options.

    6d. Multiple Directorships
    In order to be able to devote sufficient time to his or her duties, we would not normally expect a non- executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

    We agree with the findings of the Higgs Report in the UK that no single individual should chair more than one major listed company.

    6e. Investment Trust Directors
    In the UK, the boards of investment trust companies are unusual in being normally comprised solely of non-executive directors, the majority of whom are independent of the management company. We believe this to be appropriate and expect boards to comply with the Combined Code, except where such compliance is clearly inappropriate (e.g. Nomination Committees). Given the highly specialised nature of these companies it is particularly important that the board contains the correct mix of skills and experience.

7.  Issue of Capital
    7a. Issue of Equity
    In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JPMF believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

    JPMF will vote in favour of increases in capital which enhance a company's long-term prospects. We will also vote in favour of the partial suspension of pre-emptive rights if they are for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions).

    JPMF will vote against increases in capital which would allow the company to adopt "poison pill" takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long term.

    7b. Issue of Debt
    Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

    JPMF will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.


    7c. Share Repurchase Programmes
    Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMF will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

    We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

8.  Mergers/Acquisitions
    Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JPMF will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value though other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

9.  Voting Rights
    JPMF believes in the fundamental principle of "one share, one vote." Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.

    Similarly, we will generally oppose amendments to require supermajority (i.e. more than 51%) votes to approve mergers, consolidations or sales of assets or other business combinations.

10. Share Options/Long-Term Incentive Plans (L-TIPs)
    10a. Share Options
    Share option schemes should be clearly explained and fully disclosed to both shareholders and participants, and put to shareholders for approval. Each director's share options should be detailed, including exercise prices, expiry dates and the market price of the shares at the date of exercise. They should take into account maximum levels of dilution, as set out in ABI, NAPF and similar guidelines. Full details of any performance criteria should be included. Share options should never be issued at a discount, and there should be no award for below-median performance. In general, JPMF will vote in favour of option schemes, the exercise of which requires that challenging performance criteria be met.

    Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

    We will generally vote against the cancellation and reissue, retesting or repricing, of underwater options.

    10b. Long-Term Incentive Plans (L-TIPs)
    A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

    JPMF, in agreement with the stipulations of the Combined Code, feels that the performance-related elements of any L-TIP should be designed to give directors keen incentives to perform at the highest levels, and that grants under such schemes should be subject to performance criteria which are challenging and which reflect the company's objectives.

    Ideally, the L-TIP should use a methodology such as total shareholder return ("TSR"), coupled with a financial underpin such as growth in earnings per share ("EPS"). Performance should be benchmarked against an appropriate comparator group of companies and a graph of recent performance should be included. Awards should increase on a straight-line basis, with a maximum award only vesting for the very highest performance. As with share option schemes, there should be no award for below-median performance. Any beneficiary should be encouraged to retain any resultant shares for a suitable time.

    In all markets JPMF will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding. We would expect Remuneration Committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

11. Others
    11a. Poison Pills
    Poison pills, or shareholder rights plans, are designed to give shareholders of a target company the right to purchase shares of the acquiring company, the target company, or both at a substantial discount from market value. These rights are exercisable once a predefined "triggering event" occurs, generally a hostile takeover offer or an outsider's acquisition of a certain percentage of stock. Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.

    In reaching its voting position, the Committee has reviewed and continues to review current takeover events. However, it has concluded that there is no clear evidence that poison pills deter takeover offers or defeat takeover attempts, and are, in fact, sometimes used as tools to entrench management.

    JPMF will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.

    11b. Composite Resolutions
    Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or "bundled" resolutions, depending on the context.

    11c. Social/Environmental Issues
    The Committee reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless, from time to time, a company's response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered in determining our vote.

    Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMF's Sustainability Policy.

    See Sustainability

    11d. Charitable Issues
    Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

    11e. Political Issues
    JPMF does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

12. Activism
    12a. Shareholder Activism and Company Engagement
    In November 2002, the Institutional Shareholders' Committee ("ISC"), comprising the trade bodies of the UK's investing institutions, published a Statement of Principles which sets out the responsibilities of institutional shareholders in respect of investee companies. JPMF endorses the ISC Principles, which are set out below:

    "Institutional shareholders and/or agents in relation to their responsibilities in respect of investee companies ... will:

    o set out their policy on how they will discharge their responsibilities - clarifying the priorities attached to particular issues and when they will take action

    o monitor the performance of and establish, where necessary, a regular dialogue with investee companies

    o   intervene where necessary

    o   evaluate the impact of their activism

    o   report back to clients/beneficial owners"

    It is important to note that the above only applies in the case of UK companies, irrespective of their market capitalisation, although there will be occasions when intervention is not appropriate for reasons of cost-effectiveness or practicability. However, JPMF will continue to intervene outside the UK where we believe this to be necessary in order to protect our clients' interests.

    The full text of the Principles is available from JPMF or it can be found on the Investment Management Association web-site (www.investmentuk.org)

    12b. Activism Policy
        (i) Discharge of Responsibilities
            a) Our primary responsibility is to protect our clients' interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.

            b) Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients' portfolios are constructed. While we attach considerable importance to meetings with management (and several hundred take place in the UK each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.

            c) As noted in our Corporate Governance Guidelines we expect companies to comply with the standards of corporate governance set out in the Combined Code and will use our votes to encourage compliance.

            d) Where appropriate, we will engage with companies in which client assets are invested if they fail to meet our requirements with regard to corporate governance and/or performance. Engagement on corporate governance issues such as remuneration and board structures is ongoing and does not only occur at the time of an AGM. Performance issues where more active intervention is appropriate will include failure to achieve strategic targets for the development of the business or perceived weaknesses in the management structure. The approach involves active discussion with company management and directors and, if necessary, participation in action groups, but not direct involvement in management.

            e) Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients' best interests.

            f) Our policy is to vote at all UK company meetings on behalf of all clients where we have authority to do so.

        (ii) Monitor Performance
            As noted above the monitoring of company performance is a key part of our investment processes. Our voting records are available to clients and serve to demonstrate, among other things, our support or otherwise for a company's board structure and remuneration policies. All votes against company management are minuted and signed off by the Proxy Committee. In addition we maintain a log of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JPMF.

        (iii) Intervening Where Necessary
            a) As we have an active approach to proxy voting we do, in one sense, intervene frequently in company affairs and will vote against or abstain on resolutions at company meetings where we believe it to be in the best interests of our clients. Whenever we intend to vote against management, we speak with the company in order to ensure that they are fully informed of the reasons for the policy to which we are opposed and to give management an opportunity to amend that policy. The evidence is that by consistently seeking compliance with best practice we do, over time, influence company behaviour.

            b) JPMF does not intervene directly in the management of companies. However, we will arrange to meet with senior management where a company has failed to meet our expectations, but we believe that the potential of the company still justifies retention in our clients' portfolios. On such occasions we expect management to explain what is being done to bring the business back on track. If possible we try to avoid being made insiders as this constrains our ability to deal in the stock. In the small capitalisation end of the market, more aggressive intervention is more common, but still infrequent, as we may hold a significant percentage of a company's equity. In such circumstances we will frequently raise our concerns first with the company's brokers or advisers.

        (iv) Evaluating and Reporting

            We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance. Thus, one measure of success of our monitoring is the extent to which our investment strategy achieves our clients' investment objectives. Where we have pushed for change, either in governance policies or in business strategy, we measure success by the extent that change is forthcoming and whether our clients benefit as a result.

            Reports detailing our engagement activity are available to clients on a quarterly basis.

13. Sustainability
    13a. Sustainability Statement
    From 3rd July 2000, trustees of occupational pension schemes in the UK have been required to disclose their policy on Corporate Social Responsibility ("CSR") in their Statement of Investment Principles.

    JPMF has had experience of tailoring portfolios to meet individual ethical requirements for over fifty years. We believe that we operate to the highest standards and that our ethical screens will meet the requirements of most clients. For pension fund clients, who are not permitted to exclude specific areas of investment from their portfolios, we have developed a number of strategies to positively target companies with superior social, ethical and environmental credentials.

    For institutional clients such as charitable foundations and endowments, where the legal framework for ethical and socially responsible investing is less restrictive, JPMF has substantial experience over a long period of time of managing ethically-constrained portfolios. This service is client-preference led and flexible, and forms part of our charitable sector specialist investment services.

    For clients who have not specified individual social or environmental criteria in their guidelines, these issues are still taken into account by analysts and portfolio managers as part of the overall stock selection process, and certain engagement activity is still undertaken by JPMF on their behalf. This is detailed in the following section.

    13b. Sustainability Policy
    Where JPMF engages with companies on broader sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JPMF will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

    Where sustainability issues are the subject of a proxy vote, JPMF will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.
    13b. Sustainability Policy - Continued

    In formulating our Sustainability Policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a company in an extractive industry or the defence industry will not be automatically marked down because their sector is perceived as "unfriendly." Similarly, a company in a low-impact industry such as financial services will still be expected to have in place detailed policies and rigorous oversight of its environmental impact. JPMF is committed to improving standards of CSR among all of the companies in which it invests its clients' assets as part of an inclusive positive engagement strategy. We would normally expect companies to publish a statement on CSR within their Annual Report, or to provide a separate CSR report to shareholders.

    The current focus of this engagement process is on UK companies. However, social and environmental issues are taken into account for overseas companies on a wider basis where appropriate as described previously. It is anticipated that our sustainability program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.


Part II.C: Asia (ex-Japan) Proxy Voting
---------------------------------------

Part II.C: Asia Ex-Japan Proxy Voting Guidelines
------------------------------------------------
Table of Contents
-----------------
I   Principles..........................................................................36

II  Policy and Procedures............................................................37-38
    1.  Proxy Committee.................................................................37
    2.  Voting..........................................................................37
    3.  Engagement......................................................................37
    4.  Conflicts of Interest...........................................................38

III Voting Guidelines................................................................38-42
    1.  Reports & Accounts..............................................................38
    2.  Dividends.......................................................................38
    3.  Auditors........................................................................38
    4.  Boards..........................................................................39
    5.  Directors.......................................................................39
    6.  Non-Executive Directors.........................................................40
    7.  Issue of Capital.............................................................40-41
    8.  Mergers/Acquisitions............................................................41
    9.  Voting Rights...................................................................41
    10. Share Options/Long-Term Incentive Plans (L-TIPs)................................41
    11. Others..........................................................................41

IV  Activism............................................................................42

V   Sustainability......................................................................42

Part II.C: Asia Ex-Japan Proxy Voting Guidelines
------------------------------------------------

I.      PRINCIPLES

        JF Asset Management ("JFAM") is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients' assets and we expect those companies to demonstrate high standards of governance in the management of their business.

        We have set out below the principles which provide the framework for our corporate governance activity. Although the policies and guidelines set out in this document apply to Hong Kong and therefore principally concern accounts managed from the Hong Kong office, our colleagues in London, New York and Tokyo have similar standards, consistent with law and best practice in these different locations.

        1. Fiduciary priority. Our clients appoint us to manage their assets in order to maximise the likelihood of meeting or exceeding their investment objectives at acceptable risk levels. Every decision to buy, hold or sell any security will be consistent with that overriding objective.

        2. Evaluation. Our clients expect us, as their delegates, to monitor the governance of companies in which we have invested their assets.

        3. Engagement. We encourage excellence in the management of companies through the considered application of our corporate governance policies and guidelines. We welcome consultation by companies with their leading shareholders on corporate governance issues.

        4. Proxy voting. Company management is accountable to the shareholders, our clients. It is our responsibility to ensure this is recognised through the considered use of our clients' votes.

        5. Litigation and Joint Working Parties. JFAM will align itself with other shareholders, for example, by joining class action suits or working parties as local practice dictates, where we are convinced that this is in the best interests of our clients.

        6. Disclosure. JFAM's corporate governance guidelines and policies are available to clients and companies alike. We believe that they conform to best practice and we are prepared to discuss them openly with other interested parties.

        7. Ongoing commitment. JFAM is committed to reviewing its corporate governance principles, policies and guidelines to ensure that they fully reflect our interpretation of best market practice.


     JF Asset Management
     Hong Kong Proxy Committee

II.     POLICY and PROCEDURES

        JF Asset Management ("JFAM") manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JFAM to vote in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security.

        1. Proxy Committee

        The Hong Kong Proxy Committee has been established to oversee the proxy voting process in the Asia ex-Japan region on an ongoing basis. It is composed of the Proxy Administrator and senior officers from the Investment, Compliance and Risk Management Departments. The main functions of the Proxy Committee are to review the Proxy Voting Guidelines to ensure they are aligned with best practice; and to provide advice and recommendations on general proxy voting matters as well as on specific voting issues as they occur. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. It meets quarterly, or more frequently as circumstances dictate and its minutes are circulated to senior management including the Asia Risk Committee to whom it reports.

        2. Voting

        As these Guidelines represent what we consider to be in the best financial interests of our clients, we would normally expect clients to allow us to use them as a template for voting. However, we recognise that in certain circumstances further analysis may be required.

        In view of our overriding fiduciary duty to act in the best interest of our clients, the Guidelines are an indication only of JFAM's voting policy. The portfolio manager has discretion to override the policy should individual circumstances dictate.

        Our Guidelines are primarily targeted at companies listed on main stock exchanges. It is sometimes difficult for smaller companies to apply the same corporate governance standards and we would look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

        For markets in Asia ex-Japan, we will generally abstain from voting at AGMs on the grounds that the matters normally considered at such meetings are of a routine and non-contentious nature. To ensure we fulfil our fiduciary obligation to always act in our clients' best interests, we will review each AGM notice to check whether there are any non-routine matters such as company reorganisations/restructurings, takeover/merger and senior management compensation plans included therein. If any such matters are identified then we will consider each one individually so that our clients' best interests are served. Also, certain markets require that shares are blocked from trading in order to be tendered for voting purposes. In these instances, it may be in our clients' best interests to abstain from voting in order to preserve the ability to trade. For these countries, a decision will be taken on a case-by-case basis by the research analyst in conjunction with the portfolio manager in order to determine how our clients' best interests are served.

        Situations can sometimes arise where more than one JFAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JFAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

        3. Engagement

        We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. We consider that these dialogues have been useful and plan to expand this approach.

        4. Conflicts of Interest

        In order to maintain the integrity and independence of JFAM's proxy-voting decisions, JPMorgan Chase (including JPMAM) has established formal barriers designed to restrict the flow of information between JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals.

        Where a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with the Proxy Committee, evaluates the potential conflict and determines whether an actual conflict exists. In the event that this is the case, they make a recommendation on how to vote the proxy. A record of such decisions is available to clients on request.

        Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager.

III.    VOTING GUIDELINES

        1. REPORTS & ACCOUNTS

        1a. Annual Report

        Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board
        (IASB).

        The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.

        Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

        2. DIVIDENDS

        Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

        3. AUDITORS

        3a. Auditor Independence

        Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JFAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent.

        3b. Auditor Remuneration

        Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit fees should never be excessive.

        4. BOARDS

        4a. Chairman & CEO

        JFAM believes that it is best practice for the roles of Chairman and Chief Executive Officer to be separate.

        4b. Board Structure

        JFAM is in favour of unitary boards of the type found in Hong Kong, as opposed to tiered board structures.


        4c. Board Size

        Boards with more than 20 directors are considered to be excessively large.

        4d. Board Independence

        JFAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions.

        We believe that as a minimum, all boards should have at least three non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

        JFAM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

        4e. Board Committees

        Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

        5. DIRECTORS

        5a. Executive Director's Remuneration

        Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration.

        JFAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees.

        5b. Director's Liability

        In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

        JFAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

         5c. Directors over 70


         JFAM considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.



         6. NON-EXECUTIVE DIRECTORS

         6a. Role of Non-Executive Directors

         As stated earlier in these guidelines, JFAM believes that a strong independent element to a board is important to the effective running of a company.

        In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

        In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

        Audit and Remuneration Committees should be composed exclusively of independent directors.

        6b. Director Independence

        We consider that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

        6c. Multiple Directorships

        In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

        7. ISSUE OF CAPITAL

        7a. Issue of Equity

        In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JFAM believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

        JFAM will vote in favour of increases in capital which enhance a company's long-term prospects.

        7b. Issue of Debt

        Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

        JFAM will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.

        7c. Share Repurchase Programmes

        Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JFAM will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

        We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

        8. MERGERS / ACQUISITIONS

        Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JFAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

        9. VOTING RIGHTS

        JFAM believes in the fundamental principle of "one share, one vote". Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.


        10. SHARE OPTIONS / LONG-TERM INCENTIVE PLANS (L-TIPs)

        10a. Share Options

        Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.


        We will generally vote against the cancellation and re-issue, re-pricing, of underwater options.


        10b. Long-Term Incentive Plans (L-TIPs)

        A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

        JFAM normally will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.

        11. OTHERS

        11a. Charitable Issues

        Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

        11b. Political Issues

        JFAM does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

IV.     ACTIVISM

        Activism Policy

        1. Discharge of Responsibilities

        a) Our primary responsibility is to protect our clients' interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.
        b) Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients' portfolios are constructed. Whilst we attach considerable importance to meetings with management (and several hundred take place in Asia ex-Japan each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.
        c) Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients' best interests.

        2. Monitor Performance

        Monitoring of company performance is a key part of our investment processes. We maintain a record of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JFAM.

        3. Evaluating and Reporting

        We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance.

V.      Sustainability


        Where JFAM engages with companies on broader social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JFAM will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

        Where social or environmental issues are the subject of a proxy vote, JFAM will consider the issue on a case-by-case basis, keeping in mind at all times the best financial interests of our clients.

        It is anticipated that our SRI program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.

Part II.D: Japan Proxy Voting
-----------------------------
Part II.D: Japan Proxy Voting Guidelines
----------------------------------------

1.  Number of Directors
    To ensure a swift management decision-making process, the appropriate number of directors should be 20 or less.

2.  Director's Tenure
    Director's tenure should be equal to/less than 1 year.

3.  Director's Remuneration
    Remuneration of directors should generally be determined by an independent committee.

4.  Audit fees
    Audit fees must be at an appropriate level.

5.  Capital Increase
    Capital increases will be judged on a case-by-case basis depending on its purpose. Vote against capital increases if the purpose is to defend against a takeover.

6.  Borrowing of Funds
    Vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover.

7.  Share Repurchase Programs
    Vote in favor of share repurchase programs if it leads to an increase in the value of the company's shares.

8.  Payout ratio
    As a general rule, vote against any proposal for appropriation of profits which involves a payout ratio of less than 50% (after taking into account other forms of payouts to shareholders such as share repurchase programs) if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings.

9.  Mergers/Acquisitions
    Mergers and acquisitions must only be consummated at a price representing fair value.

10. Stock Options
    Stock option programs should generally be publicly disclosed. Programs which result in increases in remuneration despite declines in corporate earnings (such as through a downward adjustment of the exercise price) is generally not acceptable.

11. Political Contributions
    Do not approve any use of corporate funds for political activities.

12. Environmental/Social Issues
    Do not take into account environmental/social issues that do not affect the economic value of the company.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

99.(a).1    Agreement and Declaration of Trust dated June 28, 2005.*

99.(a).2 Amended and Restated Agreement and Declaration of Trust dated August 12, 2005.**

99.(b)      By-laws of the Registrant dated June 28, 2005.*

99.(c)      See Exhibits (a) and (b).

99.(d)      Advisory Agreement and Subadvisory Agreements.

99.(d).1    Advisory Agreement.****

99.(d).2    Form of Amendment to Amended and Restated Advisory  Agreement.+

99.(d).3 Subadvisory Agreement between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc.****

99.(d).4 Subadvisory Agreement between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc.****

99.(d).5 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. ****

99.(d).6 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC.****

99.(d).7 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc.****

99.(d).8 Form of Amendment to Amended and Restated Subadvisory Consulting Agreement between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc.*********

99.(d).9    Form  of  Subadvisory  Agreement  between  John  Hancock  Investment
            Management   Services,   LLC  and  Fidelity  Management  &  Research
            Company.**

99.(d).10   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Franklin Advisers, Inc.****

99.(d).11   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May, Van Otterloo & Co. LLC (Growth &
            Income Fund).****

99.(d).12   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo & Co. LLC (Growth
            Fund).****

99.(d).13   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo & Co. LLC (Growth
            Opportunities Fund).****

99.(d).14   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and   Grantham,   May,   Van  Otterloo  &  Co.  LLC
            (International Stock Fund).****

99.(d).15   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and Grantham,  May, Van Otterloo & Co. LLC (Intrinsic
            Value Fund).****

99.(d).16   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van Otterloo & Co. LLC (Managed
            Fund).****

99.(d).17   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo  & Co.  LLC (U.S.
            Multi-Sector Fund).****

99.(d).18   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo  & Co. LLC (Value
            Opportunities Fund).****

99.(d).19   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Independence  Investment  LLC.****

99.(d).20   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Jennison Associates LLC.****

99.(d).21   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and John Hancock Advisers.****

99.(d).22   Form  of  Subadvisory  Agreement  between  John  Hancock  Investment
            Management  Services,  LLC and  J.P.  Morgan  Investment  Management
            Inc.("JP Morgan").+

99.(d).23   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Legg Mason Capital Management, Inc.****

99.(d).24   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Lord, Abbett & Co.****

99.(d).25   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Marsico Capital Management, LLC.****

99.(d).26   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Massachusetts Financial Services Company.****

99.(d).27   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  Mercury   Advisors  (Fund  Asset   Management,
            L.P.).****

99.(d).28   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  MFC  Global  Investment   Management  (U.S.A.)
            Limited.****

99.(d).29   Form of  Amendment  No.  2 to  Subadvisory  Agreement  between  John
            Hancock  Investment   Management   Services,   LLC  and  MFC  Global
            Investment Management (U.S.A.) Limited.*********

99.(d).30   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  Morgan  Stanley  Investment   Management  (Van
            Kampen).****

99.(d).31   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Munder Capital Management.****

99.(d).32   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Pacific Investment Management Company.****

99.(d).33   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Pzena Investment Management, LLC.****

99.(d).34   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Salomon Brothers Asset Management Inc.****

99.(d).35   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and SSgA Funds Management, Inc.****

99.(d).36   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Sustainable Growth Advisers, L.P. ****

99.(d).37   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and T. Rowe Price Associates, Inc.****

99.(d).38   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Templeton Global Advisors Limited.****

99.(d).39   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Templeton Investment Counsel, Inc.****

99.(d).40   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and UBS Global Asset Management.****

99.(d).41   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  United  States  Trust  Company,   N.A.,  Asset
            Management   Division  and  U.S. Trust  New  York  Asset  Management
            Division.****

99.(d).42   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Wellington Management Company, LLP.****

99.(d).43   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Wells Capital Management, Inc.****

99.(d).44   Transfer  Agreement  on behalf of Active Bond and  Strategic  Income
            Funds transferring John Hancock Advisers, LLC's ("JHA") rights and obligations under the Subadvisory Agreement between John Hancock
            Investment  Management  Services,  LLC  and JHA to  Sovereign  Asset
            Management LLC.*****

99.(e)      Distribution Agreement between Registrant and John Hancock Funds,
            LLC.****

99.(f)      Not Applicable.

99.(g)      Custodian Agreement.***

99.(h)      Other Material Contracts.

99.(h).1    Master Transfer Agency and Service Agreement.****

99.(h).2    Expense Limitation Agreement.****

99.(h).3    Form of Class R Service Plan.********

99.(h).4    Form of Class R1 Service Plan.********

99.(h).5    Form of Class R2 Service Plan.********

99.(h).6    Class R3 Service Plan.*********

99.(h).7    Class R4 Service Plan.*********

99.(h).8    Class R5 Service Plan.*********

99.(i)      Opinion and Consent of Counsel.+

99.(j)      Not Applicable.

99.(k)      Not Applicable.

99.(l)      Not Applicable.

99.(m)      Plan of Distribution pursuant to Rule 12b-1.

99.(m).1 Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares.****

99.(m).2 Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares.****

99.(m).3 Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares.****

99.(m).4 Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares.****

99.(m).5 Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares.****

99.(m).6 Form of the Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares.********

99.(m).7 Form of the Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares.********

99.(m).8 Form of the Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares.********

99.(m).9 Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares.****

99.(m).10   Plan of  Distribution  pursuant  to Rule 12b-1  relating to Class R4
            Shares.****

99.(m).11   Plan of  Distribution  pursuant  to Rule 12b-1  relating to Class R5
            Shares.********

99.(n)      Amended Multiple Class Plan pursuant to Rule 18f-3.********

99.(o)      Not Applicable.

99.(p) Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

99.(p).1    Code of Ethics for John Hancock Funds II.**

99.(p).2    Code of  Ethics  for John  Hancock  Investment  Management  Services
            LLC.**

99.(p).3    Code of Ethics for A I M Capital Management, Inc.*******

99.(p).4    Code of Ethics for American Century.*******

99.(p).5    Code of Ethics for Davis Selected Advisors, L.P.*******

99.(p).6    Code of Ethics for Declaration Management & Research LLC.*******

99.(p).7    Code of Ethics for Deutsche Asset Management, Inc. (Global).*******

99.(p).8    Code of Ethics for Deutsche Asset Management, Inc. (U.S.).*******

99.(p).9    Code of Ethics for Dimensional Fund Advisors, Inc.*******

99.(p).10   Code of Ethics for Fidelity Management & Research Company .*******

99.(p).11   Code of Ethics for Franklin Templeton.*******

99.(p).12   Code of  Ethics  and  Code of  Conduct  for Fund  Asset  Management,
            L.P.(Mercury Advisors)(Merrill Lynch Investment Managers).*******

99.(p).13   Code of Ethics for Grantham,  Mayo,  Van Otterloo & Co. LLC.*******

99.(p).14   Code of Ethics for Independence Investment LLC.*******

99.(p).15   Code of Ethics for Jennison Associates LLC.*******

99.(p).16   Code of Ethics for John Hancock Advisers.**

99.(p).17   Code of Ethics for J.P. Morgan Investment Management Inc.+

99.(p).18   Code of Ethics for Legg Mason Funds Management, Inc.*******

99.(p).19   Code of Ethics for Lord, Abbett & Co.*******

99.(p).20   Code  of  Ethics  for  MFC  Global  Investment  Management  (U.S.A.)
            Limited.*******

99.(p).21   Code of Ethics for Marsico Capital Management, LLC.*******

99.(p).22   Code of Ethics for Massachusetts Financial Services Company.*******

99.(p).23   Code  of  Ethics  for  Morgan  Stanley  Investment  Management  (Van
            Kampen).*******

99.(p).24   Code of Ethics for Munder Capital Management.*******

99.(p).25   Code of Ethics for Pacific Investment Management Company.*******

99.(p).26   Code of Ethics for Pzena Investment Management, LLC.*******

99.(p).27   Code of Ethics for RCM Capital Management.*******

99.(p).28   Code of Ethics for RiverSource  Investments(Ameriprise):  Investment
            Access.*******

99.(p).29   Code  of  Ethics  for  RiverSource  Investments(Ameriprise):  Retail
            Access.*******

99.(p).30   Code of Ethics for Salomon  Brothers  (Citigroup)  Asset  Management
            Inc.*******

99.(p).31   Code of Ethics for SSgA Funds Management, Inc.*******

99.(p).32   Code of Ethics for Sovereign Asset Management.*******

99.(p).33   Code of Ethics for Sustainable Growth Advisers, L.P.*******

99.(p).34   Code of Ethics for T. Rowe Price Associates, Inc.*******

99.(p).35   Code of Ethics for Templeton Global Advisors Limited.**

99.(p).36   Code of Ethics for Templeton Investment Counsel, Inc.**

99.(p).37   Code of Ethics for UBS Global Asset Management.*******

99.(p).38   Code of Ethics for United States Trust Company.*******

99.(p).39   Code of Ethics for Wellington Management Company, LLP.*******

99.(p).40   Code of Ethics for Wells Capital Management, Inc.*******

99.(p).41   Code of Ethics for Western Asset Management.*******

99.(q)      Power of Attorney.*******


* Previously filed electronically with initial registration statement on Form N-1A (file numbers 811-21779 and 333-126293) on June 30, 2005, accession number 0000950135-05-003640.

** Previously filed electronically with pre-effective amendment number 1 (file numbers 811-21779 and 333-126293) on September 30, 2005, accession number 0000950135-05-005616.

*** Previously filed electronically with pre-effective amendment number 2 (file numbers 811-21779 and 333-126293) on October 13, 2005, accession number 0000950135-05-005745.

**** Previously filed electronically with post-effective amendment number 2 (file numbers 811-21779 and 333-126293) on January 10, 2006, accession number 0001010521-06-000023.

***** Previously filed electronically with post-effective amendment number 3 (file numbers 811-21779 and 333-126293) on January 31, 2006, accession number 0001010521-06-000054.

****** Previously filed electronically with post-effective amendment number 4 (file numbers 811-21779 and 333-126293) on February 10, 2006, accession number 0000950135-06-000655.

******* Previously filed electronically with post-effective amendment number 6 (file numbers 811-21779 and 333-126293) on May 24, 2006, accession number 0001010521-06-000443.

******** Previously filed electronically with post-effective amendment number 7 (file numbers 811-21779 and 333-126293) on June 30, 2006, accession number 0001010521-06-000549.

*********   Previously filed electronically with post-effective amendment number
            8 (file  numbers  811-21779  and  333-126293)  on July 18, 2006, accession number 0001010521-06-000572.

+ Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Two of the Trust shareholders are:

(i)  John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA").

John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant.


                         MANULIFE FINANCIAL CORPORATION
     Corporate Organization List of The Manufacturers Life Insurance Company
                               Active Corporations
                             As Of December 31, 2005

---------------------------------------------------------------- ------- -------- -----------------
                                                                  Legal    % of    Jurisdiction of
Affiliate                                                          ID     Equity    Incorporation
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
Manulife Financial Corporation                                    0002      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
  John Hancock Holdings (Delaware) LLC                            0275      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
     John Hancock Financial Services, Inc.                        0003      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
  The Manufacturers Life Insurance Company                        0001      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Bank of Canada                                      0058      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Financial Services Inc.                             0199      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Securities International Ltd.                       0079      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Canada Ltd.                                         0157      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     First North American Insurance Company                       0111      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Equinox Financial Group, Inc.                                0239      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     EIS Insurance Services, Inc.(1)                                         50        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Cantay Holdings Inc.                                         0051      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     Regional Power, Inc.                                         0136     83.5        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Data Services, Inc.                                 0081      100       Barbados
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Capital Inc.                                        0278      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     MSIL Holdings (Canada) Limited                               0289      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     880 Belgrave Way Holdings Ltd.                                         100   British Columbia
---------------------------------------------------------------- ------- -------- -----------------
     6212344 Canada Limited                                       0272      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Enterprise (Alberta) Limited                        0276      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Enterprise (Bermuda) Limited                        0277      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
     1293319 Ontario Inc.                                         0170      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     3426505 Canada Inc.                                          0161      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     FNA Financial Inc.                                           0115      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
       Elliot & Page Limited                                      0116      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     NAL Resources Limited                                        0117      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
     NAL Resources Management Limited                             0120      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     2015500 Ontario Inc.                                         0154      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     NALC Holdings Inc.(2)                                        0103       50       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     2015401 Ontario Inc.                                         0140      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     2024385 Ontario Inc.                                         0153      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     Cavalier Cable, Inc.(3)                                                 78       Delaware
---------------------------------------------------------------- ------- -------- -----------------
     MFC Global Investment Management (U.S.A.) Limited            0156      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     MFC Global Fund Management (Europe) Limited                            100       England
---------------------------------------------------------------- ------- -------- -----------------
         MFC Global Investment Management (Europe) Limited        0064      100       England
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Holdings (Alberta) Limited                          0201      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Holdings (Delaware) LLC                           0205      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
         The Manufacturers Investment Corporation                 0087      100       Michigan
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Reinsurance Limited                           0067      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Reinsurance (Bermuda) Limited               0203      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
           John Hancock Life Insurance Company (U.S.A.)           0019      100       Michigan
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Service Corporation                         0007      100       Colorado
---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Distributors LLC                        0005      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Investment Management Services, LLC(4)  0097       57       Delaware
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
                                                                  Legal    % of    Jurisdiction of
Affiliate                                                          ID     Equity    Incorporation
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Life Insurance Company of New York      0094     100        New York
---------------------------------------------------------------- ------- -------- -----------------
             Ennal, Inc.                                          0124     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Avon Long Term Care Leaders LLC                      0158     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Ironside Venture Partners I LLC                      0196     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Ironside Venture Partners II LLC                     0197     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Leasing Co. LLC                                      80         Delaware
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Europe Ruckversicherungs-Aktiengesellschaft         0138     100        Germany
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Holdings (Bermuda) Limited                          0147     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Management Services Ltd.                          0191     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
       Manufacturers P&C Limited                                  0036     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
       Manufacturers Life Reinsurance Limited                     0049     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
     Manulife (Vietnam) Limited                                   0188     100        Vietnam
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Vietnam Fund Management Company                            100        Vietnam
---------------------------------------------------------------- ------- -------- -----------------
     Manulife (Singapore) Pte. Ltd.                               0014     100       Singapore
---------------------------------------------------------------- ------- -------- -----------------
       John Hancock Ltd.                                                   100       Singapore
---------------------------------------------------------------- ------- -------- -----------------
     The Manufacturers Life Insurance Co. (Phils.), Inc.          0164     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
       FCM Plans, Inc.                                            0155     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Financial Plans, Inc.                             0187     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
    FCM Holdings Inc.                                             0104     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
    Manulife International Holdings Limited                       0152     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Provident Funds Trust Company Limited             0163     100       Hong Kong
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Asset Management (Asia) Limited                   0078     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Asset Management (Hong Kong) Limited                     100       Hong Kong
---------------------------------------------------------------- ------- -------- -----------------
         P.T. Manulife Aset Manajemen Indonesia                   0141     85        Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       Manulife (International) Limited                           0028     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife-Sinochem Life Insurance Co. Ltd.                0043     51          China
---------------------------------------------------------------- ------- -------- -----------------
     P.T. Asuransi Jiwa Manulife Indonesia                        0042     80        Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Bunadaya Sarana Informatika 98 Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Asuransi Jiwa Arta Mandiri Prima                      0075    99.75      Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Indras Insan Jaya Utama 99.98 Indonesia
---------------------------------------------------------------- ------- -------- -----------------
         P.T. Asuransi Jiwa John Hancock Indonesia                        3.76       Indonesia
---------------------------------------------------------------- ------- -------- -----------------
  6306471 Canada Inc.                                             0282     100         Canada
---------------------------------------------------------------- ------- -------- -----------------
     CDF (Thailand) Limited                                       0287    90.20       Thailand
---------------------------------------------------------------- ------- -------- -----------------
       OQC (Thailand) Limited(4)                                  0288     51         Thailand
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Insurance (Thailand) Public Company Limited(5)  0286    72.54       Thailand
---------------------------------------------------------------- ------- -------- -----------------
  Manulife Technology & Services Sdn Bhd.                         0285     100        Malaysia
---------------------------------------------------------------- ------- -------- -----------------
  6306489 Canada Inc.                                             0283     100         Canada
---------------------------------------------------------------- ------- -------- -----------------
  Manulife Alberta Limited                                        0279     100        Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife European Holdings (Bermuda) Limited               0270     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife European Investments (Luxembourg) S.a.r.l.      0271     100       Luxembourg
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Hungary Holdings Limited(6)                   0149     99         Hungary
---------------------------------------------------------------- ------- -------- -----------------
  MLI Resources Inc.                                              0193     100        Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Life Insurance Company(7)                         0180     35          Japan
---------------------------------------------------------------- ------- -------- -----------------
         MFC Global Investment Management (Japan) Limited         0208     100         Japan
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Century Investments (Bermuda) Limited             0172     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Century Investments (Luxembourg) S.A.           0173     100       Luxembourg
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Century Investments (Netherlands) B.V.        0174     100      Netherlands
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Premium Collection Co. Ltd.                 0178
---------------------------------------------------------------- ------- -------- -----------------
             Y.K. Manulife Properties Japan                       0142     100         Japan
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Century Holdings (Netherlands) B.V.         0195     100      Netherlands
---------------------------------------------------------------- ------- -------- -----------------

----------------------------------
(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.
(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).
(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.
(4)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.
(5) 24.97% of Manulife Insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company
(6)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.
(7) 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

ITEM 25. INDEMNIFICATION

The Registrant's Amended and Restated Declaration of Trust filed previously contains, and the Distribution Agreement filed herewith contains, provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Fund Details" in the Prospectuses and "Investment Management Agreements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock Municipal Securities Trust, John Hancock World and John Hancock Funds III.

(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

NAME AND PRINCIPAL BUSINESS    POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
         ADDRESS                     UNDERWRITER                WITH REGISTRANT
James R. Boyle                   Chairman and Director             Trustee
601 Congress Street
Boston, Massachusetts 02210

Keith F. Hartstein             Director, President and Chief       President
601 Congress Street                 Executive Officer
Boston, Massachusetts 02210

John G. Vrysen               Director, Executive Vice President Chief Financial
601 Congress Street             and Chief Financial Officer        Officer
Boston, Massachusetts 02210

Michael Mahoney                  Chief Compliance Officer          None
601 Congress Street
Boston, Massachusetts 02210

Peter Copestake                       Treasurer                    None
601 Congress Street
Boston, Massachusetts 02210

Jeffery H. Long                Vice President, Controller          None
601 Congress Street              and Assistant Treasurer
Boston, Massachusetts 02210

Andrew G. Arnott                      Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Arthur E. Creel                       Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Carey Hoch                            Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Kristine McManus                      Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Daniel Rollins                     Second Vice President           None
601 Congress Street
Boston, Massachusetts 02210

Karen F. Walsh                        Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Kelly A. Conway                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

David Hayter                          Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Cathy Hopkinson                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

William H. King                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Wayne Zuk                             Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Alfred P. Ouellette               AVP, Senior Counsel and          None
601 Congress Street                 Assistant Secretary
Boston, Massachusetts 02210

Joyce K. Mahoney                     Assistant Secretary           None
601 Congress Street
Boston, Massachusetts 02210

         (c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210.

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

By A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Small Company Growth Funds, at its offices at 11 Greenway Plaza, Houston, Texas, 77046.

By American Century Investment Management, Inc., the investment adviser to the Small Company Fund and the Vista Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Funds, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Declaration Management & Research LLC, the investment adviser to the Bond Index and Short-Term Bond Funds, at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Deutsche Asset Management, Inc., the investment adviser to the All Cap Core, Dynamic Growth, Real Estate Securities and Global Real Estate Funds, at its offices at 345 Park Avenue, New York, New York 10154.

By Dimensional Fund Advisors Inc., the investment adviser to the International Small Company Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.

By Fidelity Management & Research Company, the investment subadviser to the Large Cap Growth Fund, at its offices at 82 Devonshire Street, Boston, MA 02109.

By Fund Asset Management, LP/Mercury Advisors, the investment adviser to the Large Cap Value Fund, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser to the Growth, Growth & Income, International Growth, International Stock, Intrinsic Value, Managed, U.S. Multi Sector, Growth Opportunities and Value Opportinities Funds, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By Independence Investment LLC, the investment adviser to the Small Cap Fund, at its offices at 53 State Street, Boston, Massachusetts 02109.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.

By J.P.Morgan Investment Management Inc., the investment adviser to the Mid Cap Equity Fund, at its offices at 227 West Monroe Street, Suite 2700, Chicago, IL 60606.

By Legg Mason Capital Management, Inc., the investment adviser to the Core Equity Fund, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Funds, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Marsico Capital Management, LLC , the investment adviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Value and Utilities Funds, at its offices at 500 Boylston Street, Boston, MA 02116.

By MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Pacific Rim, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index and Money Market Funds, and the Lifestyle and Absolute Return
Portfolios, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.

By Morgan Stanley Asset Management Inc., the investment subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

By Munder Capital Management, the investment adviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Funds, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

By Pzena Investment Management, LLC, the investment adviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.

By RCM Capital Management LLC, the investment adviser to the Emerging Small Company Fund, at its offices at Four Embarcadero Center, San Francisco, CA 94111.

By RiverSource Investments, LLC, the investment adviser to the Mid Cap Value Equity Fund, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

By Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value Fund, at its offices at 100 Light Street, Baltimore, Maryland, 21202.

By Sovereign Asset Management LLC, the investment adviser to the Active Bond, High Income and Strategic Income Funds, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leaders Growth Fund, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By T. Rowe Price Associates, Inc., the investment subadviser to the Small Company Value, Health Sciences, Blue Chip Growth, Science & Technology, Spectrum Income, Real Estate Equity and Equity-Income Funds, at its offices at 100 East Pratt Street, Baltimore, MD 21202.

By Templeton Global Advisers Limited, the investment subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

By  Templeton   Investment   Counsel,   Inc.,  the   investment   subadviser  to
International Value and International Small Cap Funds, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By U.S. Trust Company, the investment adviser to the Value & Restructuring Fund, at its offices at 114 W. 47th Street, New York, NY 10036.

By UBS Global Asset Management, the investment adviser to the Global Allocation and Large Cap Funds, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.

By Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Small Cap Value, Small Cap Growth Fund and Investment Quality Bond Funds, at its offices at 75 State Street, Boston, Massachusetts 02109.

By Wells Capital Management Incorporated, the investment adviser to the Core Bond and the U.S. High Yield Bond Funds, at its offices at 525 Market St., San Francisco, California.

By Western Asset Management, the investment adviser to the High Yield, Strategic Bond and U.S. Government Securities Funds, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 16th day of August, 2006.

                                          JOHN HANCOCK FUNDS II


                                          By:   /s/Keith F. Hartstein
                                                ---------------------
                                                Keith F. Hartstein
                                                President

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                            TITLE                               DATE


/s/Keith F. Hartstein                President                           August 16, 2006
---------------------
Keith F. Hartstein



/s/John G. Vrysen                    Chief Financial Officer             August 16, 2006
-----------------
John G. Vrysen


         *                           Trustee                             August 16, 2006
-------------------
Charles L. Bardelis


         *                           Trustee                             August 16, 2006
-------------------
James R. Boyle


         *                           Trustee                             August 16, 2006
-------------------
Peter S. Burgess


         *                           Trustee                             August 16, 2006
-------------------
Elizabeth G. Cook


         *                           Trustee                             August 16, 2006
---------------------
William H. Cunningham


         *                           Trustee                             August 16, 2006
---------------------
Charles L.Ladner


         *                           Trustee                             August 16, 2006
---------------------
Hassell H. McClellan


         *                           Trustee                             August 16, 2006
---------------------
James M. Oates

* By Power of Attorney


JOHN HANCOCK FUNDS II

By:       /s/George M. Boyd
          -------------
Name:     George M. Boyd
Title:    Assistant Secretary

                                       2